Schedule of Investments
Invesco International Developed Dynamic Multifactor ETF (IMFL)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.51%
Australia-7.95%
AGL Energy Ltd.	18,514	$114,061
ALS Ltd.	14,780	250,602
Ansell Ltd.	4,605	92,058
ANZ Group Holdings Ltd.	6,022	152,632
APA Group	17,778	128,774
Aristocrat Leisure Ltd.	50,232	1,806,741
ASX Ltd.	6,891	229,133
Atlas Arteria Ltd.	16,183	57,357
Aurizon Holdings Ltd.	155,888	469,626
BHP Group Ltd.	216,824	9,662,726
BlueScope Steel Ltd.	18,879	431,296
Brambles Ltd.	192,785	2,299,096
Charter Hall Group	11,103	162,667
Cleanaway Waste Management Ltd.	80,423	132,560
Cochlear Ltd.(a)	3,198	230,587
Coles Group Ltd.	132,771	2,071,109
Commonwealth Bank of Australia	5,190	615,736
Computershare Ltd.	147,325	3,654,396
CSL Ltd.	22,980	1,597,654
Downer EDI Ltd.	40,266	235,150
Endeavour Group Ltd.(a)	89,537	185,583
Evolution Mining Ltd.	4,767	42,038
Fortescue Ltd.	81,498	1,310,294
Glencore PLC(b)	64,885	493,935
Goodman Group	65,183	1,482,800
GPT Group (The)	347,237	1,210,520
Harvey Norman Holdings Ltd.	30,746	101,883
Insurance Australia Group Ltd.	716,927	3,944,593
James Hardie Industries PLC(b)	2,455	55,683
JB Hi-Fi Ltd.	15,064	806,088
Lottery Corp. Ltd. (The)	78,932	306,936
Macquarie Group Ltd.	2,065	354,474
Medibank Pvt. Ltd.	1,185,902	4,088,558
National Australia Bank Ltd.	14,984	402,600
Northern Star Resources Ltd.	4,849	66,164
Orica Ltd.	19,843	326,515
Origin Energy Ltd.	73,675	575,526
Qantas Airways Ltd.	49,808	337,380
QBE Insurance Group Ltd.	376,580	6,126,020
Qube Holdings Ltd.(a)	39,735	143,125
Ramsay Health Care Ltd.(a)	3,393	90,425
REA Group Ltd.	2,310	247,368
Region Group	118,217	193,032
Rio Tinto Ltd.(a)	36,035	4,824,514
Rio Tinto PLC	67,125	7,136,068
Santos Ltd.	132,870	746,406
Scentre Group	602,721	1,657,586
SEEK Ltd.	5,585	49,932
SGH Ltd.	3,643	107,695
Sonic Healthcare Ltd.	17,674	247,727
South32 Ltd.	116,536	404,699
Steadfast Group Ltd.	269,902	789,594
Stockland	192,421	566,110
Suncorp Group Ltd.	72,344	903,132
Technology One Ltd.	7,741	166,933
Telstra Group Ltd.	294,881	1,105,221
TPG Telecom Ltd.	73,758	206,755
Transurban Group	49,181	529,505
Treasury Wine Estates Ltd.(a)	34,285	104,368
Vicinity Ltd.	646,204	1,174,264
Washington H Soul Pattinson & Co. Ltd.(a)	4,480	140,158
	Shares	Value
Australia-(continued)
Wesfarmers Ltd.	92,672	$5,308,766
Westpac Banking Corp.	12,405	321,073
Woodside Energy Group Ltd.	132,647	2,904,740
Woolworths Group Ltd.	140,405	3,553,528
Worley Ltd.	15,792	147,004
		80,381,279
Austria-0.15%
ANDRITZ AG	6,196	563,800
OMV AG	938	67,530
Strabag SE, BR	2,238	247,951
Telekom Austria AG	12,757	146,056
Verbund AG	8,051	540,726
		1,566,063
Belgium-0.71%
Ackermans & van Haaren N.V.	251	79,479
Anheuser-Busch InBev S.A./N.V.	29,926	2,397,237
D’Ieteren Group	2,495	497,961
Elia Group S.A./N.V.	462	71,850
Financiere de Tubize S.A.(a)	409	107,219
Lotus Bakeries N.V.(a)	13	166,685
Sofina S.A.(a)	6,913	1,794,705
UCB S.A.	6,651	1,953,833
Warehouses De Pauw C.V.A.	3,411	88,381
		7,157,350
Brazil-0.13%
Yara International ASA	23,312	1,267,119
Canada-3.60%
Agnico Eagle Mines Ltd.	3,897	717,078
Alamos Gold, Inc., Class A	1,358	55,757
Alimentation Couche-Tard, Inc.	66,467	3,758,204
AltaGas Ltd.	3,023	117,734
AtkinsRealis Group, Inc.	2,565	154,099
Barrick Mining Corp.	34,184	1,461,608
BCE, Inc.	20,779	524,622
Brookfield Asset Management Ltd.(a)	21,113	1,021,970
Canadian Imperial Bank of Commerce	514	56,152
Canadian National Railway Co.	30,747	3,643,750
Canadian Natural Resources Ltd.	14,659	667,213
Canadian Pacific Kansas City Ltd.	21,855	1,952,997
Canadian Tire Corp. Ltd., Class A	1,657	212,786
CGI, Inc., Class A	1,083	75,693
Dollarama, Inc.	1,736	222,175
Emera, Inc.(a)	12,456	651,938
Enbridge, Inc.	19,022	1,044,480
Fairfax Financial Holdings Ltd.	1,225	1,908,085
Fortis, Inc.	19,253	1,065,830
Franco-Nevada Corp.	442	102,470
George Weston Ltd.	10,301	722,203
Hydro One Ltd.(c)	8,771	361,015
IGM Financial, Inc.	7,005	399,487
Imperial Oil Ltd.(a)	2,832	336,271
Intact Financial Corp.	26,648	5,239,841
Kinross Gold Corp.	2,635	80,109
Loblaw Cos. Ltd.	19,417	869,258
Magna International, Inc.	13,478	874,204
Metro, Inc.	19,089	1,225,947
Pembina Pipeline Corp.	5,149	240,378
Quebecor, Inc., Class B	3,230	156,863
RB Global, Inc.(a)	1,420	151,190
Restaurant Brands International, Inc.	4,882	365,561
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Canada-(continued)
Royal Bank of Canada	486	$93,294
Saputo, Inc.	10,548	323,435
Stantec, Inc.	2,689	203,341
Suncor Energy, Inc.(a)	32,333	2,022,529
TC Energy Corp.	2,832	188,848
TELUS Corp.	24,081	302,597
Thomson Reuters Corp.(a)	3,230	280,291
Toromont Industries Ltd.	9,083	1,499,316
Toronto-Dominion Bank (The)	1,249	143,029
Tourmaline Oil Corp.	2,614	119,585
Wheaton Precious Metals Corp.	672	90,423
WSP Global, Inc.	5,173	733,244
		36,436,900
Chile-0.01%
Antofagasta PLC	1,310	72,232
China-0.14%
BOC Aviation Ltd.(c)	12,385	120,739
BOC Hong Kong (Holdings) Ltd.	56,631	346,012
Budweiser Brewing Co. APAC Ltd.(c)	65,800	58,634
Chow Tai Fook Jewellery Group Ltd.(a)	41,177	57,709
Lenovo Group Ltd.(a)	73,933	226,558
Shenzhou International Group Holdings Ltd.	16,960	100,346
SITC International Holdings Co. Ltd.	29,509	130,561
Wilmar International Ltd.	28,143	79,232
Xinyi Glass Holdings Ltd.(a)	42,205	53,238
YANGZIJIANG MARITIME DEVELOP	413,034	200,609
		1,373,638
Denmark-1.30%
Carlsberg A/S, Class B	1,551	208,599
Coloplast A/S, Class B	4,817	295,871
Danske Bank A/S	1,012	53,261
DSV A/S	940	235,275
Genmab A/S(b)	399	104,644
H. Lundbeck A/S	26,349	178,068
Novo Nordisk A/S	211,801	9,683,495
Novonesis (Novozymes) B, Class B	8,277	481,137
Pandora A/S	4,982	466,510
Rockwool A/S	2,745	85,992
Tryg A/S	50,226	1,181,193
Vestas Wind Systems A/S	6,258	175,681
		13,149,726
Finland-1.56%
Elisa OYJ	10,117	486,020
Kesko OYJ, Class B	7,322	177,495
Kone OYJ, Class B(a)	34,997	2,092,782
Metso OYJ(a)	9,030	172,331
Nokia OYJ	52,187	766,874
Nordea Bank Abp	4,566	87,525
Orion OYJ, Class B	5,501	459,698
Sampo OYJ	969,575	10,238,265
UBS AG(a)	17,399	508,566
Valmet OYJ(a)	4,333	117,467
Wartsila OYJ Abp	15,603	633,525
		15,740,548
France-8.24%
Accor S.A.(a)	2,710	147,678
Aeroports de Paris S.A.(a)	407	54,559
Air Liquide S.A.	36,329	7,508,525
	Shares	Value
France-(continued)
Airbus SE	9,930	$2,074,634
Amundi S.A.(c)	2,092	204,054
AXA S.A.	5,892	271,828
bioMerieux	3,426	296,440
Bollore SE(a)	133,008	843,150
Bouygues S.A.	14,919	873,365
Bureau Veritas S.A.(a)	37,710	1,141,166
Capgemini SE	551	65,492
Carrefour S.A.(a)	18,356	343,113
Cie de Saint-Gobain S.A.	12,577	1,140,278
Cie Generale des Etablissements Michelin S.C.A.	42,253	1,543,014
Danone S.A.	38,713	2,753,795
Dassault Aviation S.A.	956	339,803
Dassault Systemes SE(a)	9,990	219,279
Edenred SE(a)	3,144	85,330
Eiffage S.A.	3,653	528,939
ENGIE S.A.	26,286	811,281
EssilorLuxottica S.A.	6,385	1,291,144
FDJ United(a)	10,868	287,926
Getlink SE(a)	3,825	83,617
Hermes International S.C.A.	1,204	2,251,013
Ipsen S.A.	3,185	582,076
Klepierre S.A.	21,794	889,478
Legrand S.A.	7,404	1,273,199
L’Oreal S.A.	15,940	7,036,810
LVMH Moet Hennessy Louis Vuitton SE	7,115	3,893,375
Orange S.A.	90,239	1,888,296
Pernod Ricard S.A.(a)	5,950	438,529
Publicis Groupe S.A.	20,737	2,018,435
Rexel S.A.	3,480	148,678
Safran S.A.	33,097	11,776,588
Schneider Electric SE	23,798	7,478,085
Sodexo S.A.(a)	1,869	102,598
SPIE S.A.	2,935	166,977
Thales S.A.	2,388	670,300
TotalEnergies SE	148,016	12,993,479
Veolia Environnement S.A.	31,302	1,263,500
Vinci S.A.	38,454	5,595,327
		83,375,153
Germany-5.02%
adidas AG	687	132,761
Allianz SE	697	309,026
BASF SE	16,862	998,918
Bayer AG	1,348	57,353
Bayerische Motoren Werke AG	1,236	107,595
Beiersdorf AG(a)	13,036	1,048,552
Continental AG	2,195	181,511
CTS Eventim AG & Co. KGaA	3,321	239,848
Daimler Truck Holding AG	2,036	99,671
Deutsche Post AG	43,199	2,574,035
Deutsche Telekom AG	332,009	11,152,498
DWS Group GmbH & Co. KGaA(c)	4,356	313,508
E.ON SE	83,781	1,779,388
Evonik Industries AG	14,260	279,396
Fresenius Medical Care AG(a)	11,408	494,622
Fresenius SE & Co. KGaA	3,495	147,650
FUCHS SE	4,177	157,900
FUCHS SE, Preference Shares	7,049	322,684
GEA Group AG	22,639	1,460,061
Hannover Rueck SE	3,127	844,815
Heidelberg Materials AG	2,839	628,440
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Germany-(continued)
Henkel AG & Co. KGaA	8,114	$588,776
Henkel AG & Co. KGaA, Preference Shares	12,724	988,097
HOCHTIEF AG	1,226	693,463
Knorr-Bremse AG	921	111,313
Mercedes-Benz Group AG	10,782	654,971
Merck KGaA	2,389	364,003
MTU Aero Engines AG	5,894	2,151,362
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, Class R	1,785	937,873
Rational AG	78	59,710
RWE AG	85,620	5,443,816
SAP SE	67,610	12,236,050
Scout24 SE(c)	3,883	326,736
Siemens AG	6,834	2,143,747
Siemens Energy AG, Class A	377	71,405
Siemens Healthineers AG(c)	6,758	274,677
Symrise AG	3,730	343,014
Volkswagen AG, Preference Shares	842	89,884
		50,809,129
Greece-0.01%
Metlen Energy & Metals PLC(a)(b)	1,510	73,009
Hong Kong-1.70%
AIA Group Ltd.	347,270	3,642,553
Cathay Pacific Airways Ltd.	270,501	458,903
CK Asset Holdings Ltd.	68,299	412,338
CK Hutchison Holdings Ltd.	235,359	2,117,594
CK Infrastructure Holdings Ltd.	24,580	186,038
CLP Holdings Ltd.	166,280	1,622,524
DFI Retail Group Holdings Ltd.	85,390	341,599
Hong Kong & China Gas Co. Ltd. (The)(a)	420,080	384,043
Hong Kong Exchanges & Clearing Ltd.	22,002	1,123,350
Jardine Matheson Holdings Ltd.	17,116	1,137,339
MTR Corp. Ltd.(a)	96,520	388,346
Power Assets Holdings Ltd.(a)	175,664	1,346,956
Prudential PLC	3,522	50,156
Sino Land Co. Ltd.	45,088	67,941
Sun Hung Kai Properties Ltd.	29,268	491,517
Swire Pacific Ltd., Class A	6,572	68,386
Techtronic Industries Co. Ltd.	55,700	826,847
VTech Holdings Ltd.(a)	33,543	219,238
WH Group Ltd.	1,810,172	2,088,871
Yue Yuen Industrial Holdings Ltd.(a)	50,020	93,749
Zijin Gold International Co. Ltd.(b)	5,300	87,990
		17,156,278
Indonesia-0.00%
First Pacific Co. Ltd.	77,891	50,826
Ireland-0.19%
AIB Group PLC	8,928	105,114
Experian PLC	19,061	658,859
Kerry Group PLC, Class A	9,124	782,103
Kingspan Group PLC	3,964	362,520
		1,908,596
Israel-0.71%
Amot Investments Ltd.	10,126	68,120
Azrieli Group Ltd.(a)	350	58,162
Bank Hapoalim B.M.	17,657	455,322
Bank Leumi le-Israel B.M.	25,175	640,600
Bezeq The Israeli Telecommunication Corp. Ltd.	309,794	883,643
Big Shopping Centers Ltd.	702	191,041
	Shares	Value
Israel-(continued)
Elbit Systems Ltd.	895	$819,797
Enlight Renewable Energy Ltd.(b)	964	103,875
First International Bank of Israel Ltd. (The)	572	48,775
ICL Group Ltd.	63,893	422,280
Israel Corp. Ltd.	207	68,442
Israel Discount Bank Ltd., Class A	14,635	162,957
Meitav Investment House Ltd.	1,207	73,596
Melisron Ltd.	2,702	425,813
Mivne Real Estate KD Ltd.	11,777	60,219
Mizrahi Tefahot Bank Ltd.	2,427	187,030
Nice Ltd.(b)	3,365	305,578
Phoenix Finance Ltd.	1,395	92,664
Shufersal Ltd.	32,006	555,959
Strauss Group Ltd.	7,365	317,776
Teva Pharmaceutical Industries Ltd.(b)	16,565	593,377
Tower Semiconductor Ltd.(b)	2,090	596,361
		7,131,387
Italy-1.28%
Assicurazioni Generali S.p.A.(a)	2,066	93,087
Coca-Cola HBC AG(b)	12,209	701,014
Davide Campari-Milano N.V.(a)	17,984	117,374
Enel S.p.A.	216,056	2,425,550
Eni S.p.A.	45,340	1,186,793
Ferrari N.V.	4,046	1,390,907
FinecoBank Banca Fineco S.p.A.	2,721	66,422
Infrastrutture Wireless Italiane S.p.A.(a)(c)	8,091	63,040
Interpump Group S.p.A.(a)	1,828	76,403
Intesa Sanpaolo S.p.A.	30,635	207,131
Italgas S.p.A.(a)	29,533	346,629
Leonardo S.p.A.	2,906	184,633
Moncler S.p.A.(a)	12,048	781,357
Pirelli & C. S.p.A.(c)	14,943	109,894
Prysmian S.p.A.	15,169	2,614,353
Recordati Industria Chimica e Farmaceutica S.p.A.	1,800	108,147
Reply S.p.A.(a)	1,066	127,989
Ryanair Holdings PLC	47,143	1,376,753
Snam S.p.A.	12,635	92,387
Telecom Italia S.p.A., Rts., expiring 04/01/2026(b)	3,181,593	76
Terna S.p.A.(a)	60,879	699,779
UniCredit S.p.A.	1,721	148,608
		12,918,326
Ivory Coast-0.01%
Endeavour Mining PLC	968	59,555
Japan-14.23%
ABC-MART, Inc.	13,499	223,289
AEON Co. Ltd.	3,560	31,174
AGC, Inc.(a)	8,779	382,550
Air Water, Inc.	10,316	168,163
Aisin Corp.	27,880	422,773
Ajinomoto Co., Inc.	12,509	404,369
Alfresa Holdings Corp.	6,265	87,898
Alps Alpine Co. Ltd.	6,123	83,561
ALSOK Co. Ltd.	48,241	341,448
Amada Co. Ltd.	36,851	695,735
Amano Corp.	12,325	276,618
ANA Holdings, Inc.(a)	2,435	45,627
Asahi Group Holdings Ltd.(a)	9,956	95,051
Asahi Intecc Co. Ltd.	2,765	65,323
Asahi Kasei Corp.	72,094	809,066
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Astellas Pharma, Inc.	17,995	$256,439
Azbil Corp.	64,483	673,257
Bandai Namco Holdings, Inc.	35,080	800,661
BIPROGY, Inc.	8,480	244,123
Blue Zones Holdings Co. Ltd.	12,433	135,199
Bridgestone Corp.(a)	162,422	3,497,575
Brother Industries Ltd.	18,019	424,147
Calbee, Inc.	8,147	148,436
Canon Marketing Japan, Inc.(a)	11,167	249,484
Canon, Inc.	20,647	549,354
Capcom Co. Ltd.	7,669	145,267
Central Japan Railway Co.	5,984	130,947
Chubu Electric Power Co., Inc.	33,849	621,767
Chugai Pharmaceutical Co. Ltd.	24,241	1,199,439
COMSYS Holdings Corp.	19,028	648,696
Cosmo Energy Holdings Co. Ltd.	2,740	64,353
Cosmos Pharmaceutical Corp.	1,424	53,723
CyberAgent, Inc.	10,630	86,322
Dai Nippon Printing Co. Ltd.	94,342	1,641,173
Daicel Corp.	22,082	184,736
Daido Steel Co. Ltd.	3,911	51,117
Daifuku Co. Ltd.	4,399	201,187
Daiichi Sankyo Co. Ltd.	3,165	53,294
Daikin Industries Ltd.	10,171	1,464,965
Daito Trust Construction Co. Ltd.	97,810	1,943,812
Daiwa House Industry Co. Ltd.	3,371	91,715
Denso Corp.	295,389	3,516,022
East Japan Railway Co.	19,440	414,253
Electric Power Development Co. Ltd.	7,845	197,876
ENEOS Holdings, Inc.	156,443	1,282,439
Ezaki Glico Co. Ltd.	4,143	141,450
FANUC Corp.	25,511	1,253,989
Fast Retailing Co. Ltd.	1,739	901,638
Fuji Electric Co. Ltd.	4,093	397,407
FUJIFILM Holdings Corp.	20,057	417,170
Fujitsu Ltd.	34,624	737,842
GLP J-Reit	61	51,217
Goldwin, Inc.	4,404	58,329
Hakuhodo DY Holdings, Inc.(a)	9,194	64,577
Hankyu Hanshin Holdings, Inc.	2,683	78,894
Hirose Electric Co. Ltd.	1,652	292,389
Hitachi Ltd.	109,773	3,554,975
Honda Motor Co. Ltd.	13,545	121,772
Horiba Ltd.	1,481	243,902
Hoshizaki Corp.(a)	9,721	321,335
House Foods Group, Inc.	9,886	212,053
Hoya Corp.	14,346	2,437,488
Hulic Co. Ltd.	12,497	133,355
Idemitsu Kosan Co. Ltd.	99,536	874,336
Inpex Corp.	35,651	802,044
Internet Initiative Japan, Inc.	4,804	93,535
Invincible Investment Corp.	210	80,819
Isetan Mitsukoshi Holdings Ltd.	4,088	87,176
Isuzu Motors Ltd.	14,366	211,159
ITOCHU Corp.	205,746	2,488,583
Iwatani Corp.	11,779	149,127
Japan Airlines Co. Ltd.	5,583	95,558
Japan Airport Terminal Co. Ltd.	2,382	72,248
Japan Hotel REIT Investment Corp.	217	104,403
Japan Real Estate Investment Corp.	71	50,957
Japan Tobacco, Inc.	9,313	358,923
JFE Holdings, Inc.(a)	4,938	52,827
	Shares	Value
Japan-(continued)
JGC Holdings Corp.	5,628	$96,079
Kajima Corp.	2,280	84,244
Kamigumi Co. Ltd.	15,832	471,364
Kandenko Co. Ltd.	6,964	284,732
Kaneka Corp.	1,919	66,480
Kansai Electric Power Co., Inc. (The)(a)	40,637	595,805
Kansai Paint Co. Ltd.(a)	4,833	74,385
Kao Corp.(a)	33,314	1,276,433
KDDI Corp.	123,525	2,124,451
Kewpie Corp.(a)	9,258	233,936
Keyence Corp.	5,117	2,572,683
Kikkoman Corp.	43,657	381,145
Kinden Corp.	12,453	560,364
Kintetsu Group Holdings Co. Ltd.	3,347	75,378
Kirin Holdings Co. Ltd.	8,226	140,064
Kobayashi Pharmaceutical Co. Ltd.	1,539	56,565
Kobe Bussan Co. Ltd.	5,795	98,610
Koei Tecmo Holdings Co. Ltd.	8,895	82,782
Koito Manufacturing Co. Ltd.	25,284	443,940
Kokuyo Co. Ltd.	67,681	349,687
Komatsu Ltd.	38,201	1,560,776
Konami Group Corp.	1,679	199,537
K’s Holdings Corp.	23,127	304,814
Kubota Corp.	8,301	147,557
Kuraray Co. Ltd.	9,090	93,574
Kurita Water Industries Ltd.	6,381	350,552
Kyocera Corp.	13,653	298,664
Kyowa Kirin Co. Ltd.	5,238	82,351
Kyushu Electric Power Co., Inc.	26,402	271,697
Kyushu Railway Co.	2,254	49,835
Lion Corp.	9,312	94,642
Lixil Corp.(a)	7,183	76,016
Mabuchi Motor Co. Ltd.	31,177	303,632
Makita Corp.	6,839	237,472
Marubeni Corp.	32,810	1,073,012
Maruichi Steel Tube Ltd.(a)	46,288	524,824
MatsukiyoCocokara & Co.	32,186	459,634
McDonald’s Holdings Co. (Japan) Ltd.(a)	6,195	302,894
Medipal Holdings Corp.	31,844	549,439
MEIJI Holdings Co. Ltd.	31,001	732,273
MISUMI Group, Inc.	10,981	259,491
Mitsubishi Chemical Group Corp.	95,874	689,264
Mitsubishi Corp.	217,256	6,872,960
Mitsubishi Electric Corp.	102,606	4,173,215
Mitsubishi Estate Co. Ltd.	2,513	63,528
Mitsubishi Gas Chemical Co., Inc.	3,286	114,174
Mitsubishi Heavy Industries Ltd.	11,727	277,342
Mitsubishi Logistics Corp.	31,234	294,445
Mitsubishi Materials Corp.	3,841	124,476
Mitsui & Co. Ltd.	127,577	4,242,112
Mitsui Chemicals, Inc.	17,477	239,035
Mitsui Fudosan Co. Ltd.	10,865	104,053
Mitsui Fudosan Logistics Park, Inc.	792	536,761
Mitsui OSK Lines Ltd.(a)	1,385	47,627
MS&AD Insurance Group Holdings, Inc.	18,418	493,115
Murata Manufacturing Co. Ltd.	55,258	3,482,049
Nagase & Co. Ltd.	26,265	185,457
NEC Corp.	7,685	199,288
Nexon Co. Ltd.	2,925	41,138
NGK Corp.	12,102	479,547
NH Foods Ltd.	3,988	152,623
NHK Spring Co. Ltd.	8,320	187,290
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Nichias Corp.	26,886	$595,681
Nichirei Corp.	5,703	65,351
Nidec Corp.(b)	7,438	130,496
Nifco, Inc.	7,836	222,411
Nintendo Co. Ltd.	8,995	402,706
Nippon Electric Glass Co. Ltd.	1,379	56,542
Nippon Express Holdings, Inc., Class H	4,540	149,874
Nippon Kayaku Co. Ltd.	23,583	315,474
Nippon Sanso Holdings Corp.	3,808	147,635
Nippon Shokubai Co. Ltd.	34,704	449,330
Nippon Steel Corp.(a)	154,880	551,376
Nippon Television Holdings, Inc.	2,352	41,935
Nippon Yusen K.K.(a)	13,076	435,902
Nissan Chemical Corp.	15,045	708,821
Nisshin Seifun Group, Inc.	14,510	178,931
Nissin Foods Holdings Co. Ltd.(a)	4,282	71,818
Niterra Co. Ltd.	15,239	972,189
Nitto Denko Corp.	90,807	1,702,509
NOF Corp.	24,532	429,577
NOK Corp.	12,592	228,011
Nomura Research Institute Ltd.	2,552	81,790
NS Solutions Corp.	5,217	114,164
NTT, Inc.	1,538,431	1,444,079
Obayashi Corp.	38,277	777,212
OBIC Co. Ltd.	13,499	340,284
Oji Holdings Corp.	22,422	110,126
Olympus Corp.	36,649	410,799
Ono Pharmaceutical Co. Ltd.	11,857	178,000
Open House Group Co. Ltd.	8,613	467,263
Oracle Corp.(b)	2,452	133,049
Oriental Land Co. Ltd.	26,798	385,554
ORIX Corp.	10,930	426,461
Osaka Gas Co. Ltd.	17,766	597,301
Otsuka Corp.(a)	38,888	707,156
Otsuka Holdings Co. Ltd.	45,355	3,333,802
PALTAC Corp.	4,721	196,507
Pan Pacific International Holdings Corp.	13,369	73,485
Panasonic Holdings Corp.	25,219	582,934
Persol Holdings Co. Ltd.	203,051	309,078
Pola Orbis Holdings, Inc.	9,208	74,499
Recruit Holdings Co. Ltd.	28,419	1,901,293
Relo Group, Inc.	12,603	145,742
Resorttrust, Inc.	19,101	203,674
Rinnai Corp.	14,085	299,946
Ryohin Keikaku Co. Ltd.	5,309	129,728
Sankyo Co. Ltd.	31,751	321,768
Sankyu, Inc.	3,856	217,378
Santen Pharmaceutical Co. Ltd.	65,206	783,649
Sanwa Holdings Corp.	23,733	541,485
Sawai Group Holdings Co. Ltd.	12,142	133,317
Secom Co. Ltd.	55,748	2,223,419
Seibu Holdings, Inc.	13,597	241,048
Seiko Epson Corp.	7,786	143,276
Seino Holdings Co. Ltd.	10,794	184,613
Sekisui Chemical Co. Ltd.	72,639	1,045,090
Sekisui House Ltd.	4,894	102,800
Sekisui House Reit, Inc.	97	49,958
SG Holdings Co. Ltd.	25,737	234,075
Shikoku Electric Power Co., Inc.	10,694	97,922
Shimadzu Corp.	24,724	586,015
SHIMAMURA Co. Ltd.	14,202	293,698
Shimano, Inc.	1,126	116,594
	Shares	Value
Japan-(continued)
Shimizu Corp.	7,101	$119,345
Shin-Etsu Chemical Co. Ltd.	123,493	5,997,508
Shionogi & Co. Ltd.	60,050	1,129,943
SHO-BOND Holdings Co. Ltd.	26,898	214,825
SKY Perfect JSAT Holdings Corp.(a)	6,165	172,824
Skylark Holdings Co. Ltd.(a)	7,445	131,408
SMC Corp.	2,065	898,546
SoftBank Corp.	1,033,256	1,396,654
Sojitz Corp.	1,440	48,771
Sompo Holdings, Inc.	1,408	52,053
Sony Group Corp.	79,019	1,705,258
Square Enix Holdings Co. Ltd.	3,991	64,131
Stanley Electric Co. Ltd.	13,815	308,158
Subaru Corp.	18,054	274,123
Sumitomo Bakelite Co. Ltd.	5,885	254,570
Sumitomo Chemical Co. Ltd.	148,288	566,458
Sumitomo Corp.	23,476	1,035,718
Sumitomo Electric Industries Ltd.	6,213	479,439
Sumitomo Realty & Development Co. Ltd.	1,794	41,862
Sundrug Co. Ltd.	8,045	183,216
Suntory Beverage & Food Ltd.	6,321	170,823
Suzuki Motor Corp.	46,625	577,679
Sysmex Corp.	11,860	103,756
Taisei Corp.	2,751	241,192
Taiyo Holdings Co. Ltd.	1,437	44,754
Takeda Pharmaceutical Co. Ltd.	17,622	562,779
TBS Holdings, Inc.	2,291	83,562
TDK Corp.	32,866	851,707
Teijin Ltd.	24,978	258,652
Terumo Corp.	85,062	1,279,673
TIS, Inc.	5,317	113,366
Tobu Railway Co. Ltd.	3,621	63,275
Toho Co. Ltd.	28,024	216,175
Toho Gas Co. Ltd.	37,268	287,463
Tohoku Electric Power Co., Inc.	12,412	78,452
Tokio Marine Holdings, Inc.	50,615	2,248,687
Tokyo Electron Ltd.	1,565	525,108
Tokyo Gas Co. Ltd.	9,951	398,022
Tokyo Ohka Kogyo Co. Ltd.	2,687	185,767
Tomy Co. Ltd.	8,082	160,245
TOPPAN Holdings, Inc.	11,442	328,033
Toray Industries, Inc.	104,117	778,723
Tosoh Corp.	33,855	583,914
TOTO Ltd.	8,168	393,036
Toyo Seikan Group Holdings Ltd.	5,521	134,988
Toyo Suisan Kaisha Ltd.	9,809	688,224
Toyo Tire Corp.	10,718	254,995
Toyoda Gosei Co. Ltd.	3,912	118,568
Toyota Boshoku Corp.	6,308	90,616
Toyota Motor Corp.	49,539	937,606
Toyota Tsusho Corp.	18,361	800,349
Trend Micro, Inc.	1,939	73,521
Tsuruha Holdings, Inc.	16,789	207,828
UBE Corp.(a)	4,160	77,036
Unicharm Corp.	49,605	295,320
USS Co. Ltd.	39,974	442,236
West Japan Railway Co.	8,908	146,996
Yakult Honsha Co. Ltd.(a)	10,734	180,373
Yamaha Corp.	31,871	231,298
Yamato Kogyo Co. Ltd.	2,095	155,189
Yamazaki Baking Co. Ltd.	2,252	44,199
Yokogawa Electric Corp.	17,871	561,212
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Japan-(continued)
Zenkoku Hosho Co. Ltd.	39,068	$728,700
Zeon Corp.	23,156	318,020
ZOZO, Inc.	19,429	121,192
		143,901,931
Luxembourg-0.07%
ArcelorMittal S.A.	4,285	295,129
CVC Capital Partners PLC(a)(c)	3,566	57,027
Eurofins Scientific SE	3,946	287,192
RTL Group S.A.(a)	2,147	78,893
		718,241
Macau-0.03%
Galaxy Entertainment Group Ltd.	79,256	315,654
Netherlands-2.95%
Akzo Nobel N.V.	4,054	307,825
argenx SE(b)	241	201,555
ASML Holding N.V.	5,071	8,203,347
CTP N.V.(c)	12,043	228,392
EXOR N.V.(a)	56,651	4,413,871
HAL Trust	3,101	619,248
Heineken Holding N.V.(a)	11,250	811,639
Heineken N.V.	18,709	1,461,766
ING Groep N.V.	2,899	89,840
Koninklijke Ahold Delhaize N.V.	228,875	9,648,696
Koninklijke KPN N.V.	185,739	967,981
Koninklijke Philips N.V.	5,626	149,441
Magnum Ice Cream Co. N.V. (The)(b)	5,712	92,647
Prosus N.V.(b)	2,646	120,396
Randstad N.V.(a)	7,311	224,252
Universal Music Group N.V.(a)	5,568	125,038
Wolters Kluwer N.V.	30,751	2,187,328
		29,853,262
New Zealand-0.11%
Contact Energy Ltd.	61,713	352,357
Fisher & Paykel Healthcare Corp. Ltd.	19,815	442,010
Mainfreight Ltd.	4,345	168,934
Spark New Zealand Ltd.	87,337	102,538
		1,065,839
Norway-0.79%
Aker ASA, Class A	7,914	1,068,208
Aker BP ASA	5,873	211,542
DNB Bank ASA	3,092	96,273
Equinor ASA	83,027	3,005,051
Gjensidige Forsikring ASA	6,581	181,761
Kongsberg Gruppen ASA	3,580	128,396
Kongsberg Maritime AS(b)	3,580	22,608
Mowi ASA	4,718	104,080
Norsk Hydro ASA	41,436	507,370
Orkla ASA	169,159	1,784,929
Telenor ASA	46,208	755,635
Var Energi ASA	17,053	84,059
		7,949,912
Poland-0.35%
Allegro.eu S.A.(a)(b)(c)	9,012	86,404
Bank Polska Kasa Opieki S.A.	1,335	89,240
Dino Polska S.A.(b)(c)	22,136	188,357
KGHM Polska Miedz S.A.(b)	1,541	148,530
ORLEN S.A.	71,704	2,806,391
Powszechna Kasa Oszczednosci Bank Polski S.A.	4,180	118,802
	Shares	Value
Poland-(continued)
Powszechny Zaklad Ubezpieczen S.A.	3,112	$55,340
Santander Bank Polska S.A.	340	57,688
		3,550,752
Portugal-0.15%
EDP S.A.	109,125	555,998
Galp Energia SGPS S.A.	22,793	496,952
Jeronimo Martins SGPS S.A.	23,264	492,764
		1,545,714
Singapore-0.81%
CapitaLand Ascendas REIT	181,397	355,748
CapitaLand Ascott Trust	95,592	67,111
CapitaLand Integrated Commercial Trust	140,114	249,572
ComfortDelGro Corp. Ltd.	301,126	304,363
DBS Group Holdings Ltd.	17,210	848,326
Genting Singapore Ltd.(a)	454,923	213,968
Jardine Cycle & Carriage Ltd.	2,733	63,397
Keppel DC REIT	149,220	270,240
Keppel Ltd.	17,869	150,796
Keppel REIT	266,524	180,775
Mapletree Industrial Trust(a)	77,550	117,961
Mapletree Pan Asia Commercial Trust(a)	62,745	62,973
NetLink NBN Trust(c)	65,497	51,091
Oversea-Chinese Banking Corp. Ltd.	29,121	534,877
Singapore Airlines Ltd.(a)	67,165	357,056
Singapore Exchange Ltd.	154,568	2,651,732
Singapore Technologies Engineering Ltd.	77,061	688,140
Singapore Telecommunications Ltd.	134,724	458,754
United Overseas Bank Ltd.	6,011	177,221
Venture Corp. Ltd.	30,087	424,637
		8,228,738
South Korea-14.94%
Amorepacific Corp.	763	58,212
BGF retail Co. Ltd.	2,866	235,293
Celltrion, Inc.(b)	2,122	271,378
Cheil Worldwide, Inc.	21,342	261,173
CJ Corp.	946	101,643
DB Insurance Co. Ltd.	6,469	613,647
Dongsuh Cos., Inc.	3,113	50,648
GS Holdings Corp.	3,510	168,960
GS Retail Co. Ltd.	14,156	239,103
Hana Financial Group, Inc.	3,979	304,478
Hankook Tire & Technology Co. Ltd.	10,265	454,950
HD Hyundai Co. Ltd.	4,122	759,324
HD Hyundai Electric Co. Ltd.	113	79,138
HD Hyundai Heavy Industries Co. Ltd.	636	293,890
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	7,309	2,052,431
HMM Co. Ltd.	10,624	137,828
Hyundai Engineering & Construction Co. Ltd.	566	55,284
Hyundai Glovis Co. Ltd.	6,750	1,087,422
Hyundai Mobis Co. Ltd.	9,936	5,059,793
Hyundai Motor Co.	1,117	534,427
Hyundai Motor Co., First Pfd.	550	99,898
Hyundai Motor Co., Second Pfd.	786	141,579
Hyundai Rotem Co. Ltd.	388	51,645
Industrial Bank of Korea	3,694	49,599
Kangwon Land, Inc.	40,398	402,397
KB Financial Group, Inc.	4,693	470,176
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
South Korea-(continued)
KEPCO Plant Service & Engineering Co. Ltd.	7,224	$244,747
Kia Corp.	76,649	8,598,499
Korea Electric Power Corp.	14,632	380,102
Korea Investment Holdings Co. Ltd.	788	124,697
Korean Air Lines Co. Ltd.	4,134	73,323
Krafton, Inc.(b)	1,787	305,303
KT&G Corp.	13,417	1,638,830
Kumho Petrochemical Co. Ltd.	678	59,692
LG Corp.	14,174	1,379,848
LG Display Co. Ltd.(b)	19,510	208,827
LG Electronics, Inc.	2,196	428,164
LG H&H Co. Ltd.	600	98,521
LG Uplus Corp.	37,787	404,664
Meritz Financial Group, Inc.(b)	671	45,810
NAVER Corp.	3,925	608,329
NongShim Co. Ltd.	479	122,117
Orion Corp.	1,548	132,962
POSCO Holdings, Inc.	608	171,260
S-1 Corp.	7,693	348,954
Samsung Biologics Co. Ltd.(b)(c)	718	649,694
Samsung C&T Corp.	472	136,117
Samsung E&A Co. Ltd.	41,692	1,459,104
Samsung Electro-Mechanics Co. Ltd.	768	1,085,635
Samsung Electronics Co. Ltd.	308,583	64,738,754
Samsung Electronics Co. Ltd., Preference Shares	52,621	7,040,351
Samsung Episholdings Co. Ltd.(b)	189	60,660
Samsung Fire & Marine Insurance Co. Ltd.	2,192	827,213
Samsung Fire & Marine Insurance Co. Ltd., Preference Shares	263	63,866
Samsung Heavy Industries Co. Ltd.(b)	8,716	161,820
Samsung Life Insurance Co. Ltd.	686	177,236
Samsung SDS Co. Ltd.	4,470	889,480
Samsung Securities Co. Ltd.	3,029	241,936
Shinhan Financial Group Co. Ltd.	5,783	359,716
SK hynix, Inc.	27,669	43,080,854
SK Square Co. Ltd.(b)	197	163,356
SK Telecom Co. Ltd.	1,912	128,045
SK, Inc.	545	245,332
Woori Financial Group, Inc.	10,542	208,487
		151,126,621
Spain-2.90%
Acciona S.A.(a)	700	200,902
ACS Actividades de Construccion y Servicios S.A.	18,739	2,717,366
Aena S.M.E. S.A.(c)	52,026	1,510,306
Amadeus IT Group S.A.	23,169	1,478,694
Banco Bilbao Vizcaya Argentaria S.A.	12,181	284,642
Banco Santander S.A.	17,583	219,994
CaixaBank S.A.	4,884	65,973
Cellnex Telecom S.A.(c)	1,787	59,826
Endesa S.A.(a)	31,682	1,325,218
Iberdrola S.A.	504,314	11,454,263
Industria de Diseno Textil S.A.	119,761	7,384,270
Mapfre S.A.(a)	12,988	60,761
Merlin Properties SOCIMI S.A.	33,513	589,024
Naturgy Energy Group S.A.	31,761	1,052,537
Redeia Corp. S.A.	7,333	125,861
	Shares	Value
Spain-(continued)
Repsol S.A.	25,748	$665,135
Telefonica S.A.(a)	33,135	151,661
		29,346,433
Sweden-4.32%
AAK AB(a)	8,123	217,913
Alfa Laval AB(a)	4,281	240,134
Assa Abloy AB, Class B	36,178	1,299,081
Atlas Copco AB	107,122	2,048,280
Atlas Copco AB	71,255	1,206,152
Axfood AB(a)	7,723	220,541
Boliden AB	1,770	110,212
Epiroc AB	12,338	315,000
Epiroc AB, Class A(a)	17,765	525,541
Essity AB, Class B	41,829	1,173,154
Evolution AB(b)(c)	1,448	108,686
H & M Hennes & Mauritz AB, Class B(a)	7,056	125,191
Hexagon AB, Class B	22,434	205,817
Holmen AB	5,035	167,290
Industrivarden AB, Class A	46,945	2,662,392
Industrivarden AB, Class C(a)	82,824	4,528,758
Indutrade AB	2,317	48,430
Investor AB	119,635	4,847,823
Investor AB, Class B(a)	436,724	17,945,331
L E Lundbergforetagen AB, Class B(a)	6,616	389,200
Lifco AB, Class B(a)	2,102	67,511
Sandvik AB	34,278	1,394,072
Securitas AB, Class B	3,397	56,691
Skanska AB, Class B	10,350	280,014
SKF AB, Class B	6,278	164,666
Swedish Orphan Biovitrum AB, Class B(b)	1,542	73,774
Tele2 AB, Class B	17,296	324,694
Telefonaktiebolaget LM Ericsson, Class B	98,487	1,284,270
Telia Co. AB	58,194	311,919
Trelleborg AB, Class B	8,770	382,073
Volvo AB, Class A	2,877	101,028
Volvo AB, Class B	23,915	841,944
		43,667,582
Switzerland-8.54%
ABB Ltd.	120,769	12,900,295
Barry Callebaut AG(a)	188	289,552
Belimo Holding AG	234	246,740
BKW AG	1,308	247,239
Chocoladefabriken Lindt & Spruengli AG	75	892,665
Chocoladefabriken Lindt & Spruengli AG	9	1,098,724
Cie Financiere Richemont S.A.	1,476	316,601
EMS-Chemie Holding AG(a)	144	131,255
Flughafen Zureich AG	995	301,363
Geberit AG	3,139	2,054,541
Givaudan S.A.	267	989,577
Kuehne + Nagel International AG, Class R(a)	2,369	545,478
Logitech International S.A., Class R	4,140	502,598
Lonza Group AG(b)	397	253,309
Nestle S.A.	250,930	25,434,303
Partners Group Holding AG	2,269	2,391,504
PSP Swiss Property AG	1,264	240,518
Roche Holding AG(b)	63,963	26,884,905
Roche Holding AG, BR	2,626	1,128,250
Sandoz Group AG	4,259	357,766
Schindler Holding AG	2,417	790,278
Schindler Holding AG, PC	4,839	1,627,352
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Switzerland-(continued)
SGS S.A.	10,343	$1,174,332
Sika AG(b)	4,535	884,250
Sonova Holding AG, Class A	1,526	402,406
Straumann Holding AG(a)	1,544	186,395
Swatch Group AG (The)(a)	1,303	70,825
Swatch Group AG (The), BR(a)	804	222,348
Swiss Prime Site AG(b)	440	73,681
Swisscom AG	3,020	2,582,299
VAT Group AG(c)	171	133,378
Zurich Insurance Group AG	1,382	980,407
		86,335,134
Thailand-0.01%
Thai Beverage PCL	413,684	145,916
United Kingdom-11.28%
3i Group PLC	390,326	11,865,147
Admiral Group PLC	76,051	3,368,276
Associated British Foods PLC(a)	22,286	545,874
AstraZeneca PLC	55,208	10,259,697
Auto Trader Group PLC(c)	73,861	436,957
BAE Systems PLC	145,703	3,967,787
Beazley PLC	42,615	733,748
Berkeley Group Holdings PLC (The)(b)	2,614	120,580
British American Tobacco PLC	102,968	6,377,230
British Land Co. PLC (The)	18,821	102,682
BT Group PLC	83,021	233,030
Bunzl PLC	16,888	534,431
Centrica PLC	283,741	716,464
Coca-Cola Europacific Partners PLC	7,823	709,604
Compass Group PLC	65,301	2,094,222
Convatec Group PLC(c)	43,642	118,489
Croda International PLC	2,010	82,184
Diageo PLC	71,756	1,472,261
Diploma PLC	4,492	421,637
GSK PLC	209,068	5,291,540
Haleon PLC	205,480	928,486
Halma PLC	11,913	749,523
Hiscox Ltd.	42,769	1,003,830
Howden Joinery Group PLC	32,028	330,516
HSBC Holdings PLC	3,638	68,379
ICG PLC	9,726	243,262
IMI PLC	12,483	466,748
Imperial Brands PLC	97,737	3,547,401
Informa PLC	8,728	94,913
International Consolidated Airlines Group S.A.	15,998	92,220
Intertek Group PLC	11,013	783,462
J Sainsbury PLC	152,228	605,405
Kingfisher PLC	80,342	310,502
Land Securities Group PLC	11,069	93,538
Lloyds Banking Group PLC	44,936	61,522
Marks & Spencer Group PLC	40,923	195,610
National Grid PLC(a)	34,126	548,250
NatWest Group PLC	6,043	48,647
Next PLC	12,986	2,305,367
Pearson PLC	37,711	561,073
Persimmon PLC	11,831	177,022
Reckitt Benckiser Group PLC	40,775	2,511,680
RELX PLC	87,378	2,854,147
Rightmove PLC	49,057	276,149
Rolls-Royce Holdings PLC	30,564	550,413
Sage Group PLC (The)	37,956	429,769
	Shares	Value
United Kingdom-(continued)
Segro PLC	6,451	$62,593
Severn Trent PLC	2,771	110,593
Shell PLC	573,820	24,269,523
Smith & Nephew PLC	42,299	631,072
Smiths Group PLC	27,392	905,179
Spirax Group PLC	794	74,007
SSE PLC	19,819	620,380
Taylor Wimpey PLC	219,777	235,281
Tesco PLC	1,656,504	9,610,912
Unilever PLC	121,272	6,840,217
United Utilities Group PLC	12,748	230,620
Vodafone Group PLC	737,448	1,109,212
Whitbread PLC	2,395	75,277
		114,064,540
United States-5.32%
A.P. Moller - Maersk A/S, Class A	215	523,775
A.P. Moller - Maersk A/S, Class B(a)	185	459,596
Alcon AG	15,301	1,017,047
Amrize Ltd.(b)	8,774	468,086
BP PLC	256,254	1,811,725
Buzzi S.p.A.(a)	5,080	274,540
Ferrovial N.V.	6,265	428,720
GFL Environmental, Inc.	18,105	607,990
Holcim AG(b)	33,687	3,312,386
InterContinental Hotels Group PLC	6,061	929,462
Novartis AG	182,542	27,428,059
Qiagen N.V.	13,853	511,061
Sanofi S.A.	142,998	12,541,004
Sims Ltd.	9,424	182,165
Sunbelt Rentals Holdings, Inc.	5,127	402,204
Swiss Re AG	3,331	498,594
Tenaris S.A.	30,618	933,126
Waste Connections, Inc.	10,135	1,513,684
		53,843,224
Total Common Stocks & Other Equity Interests (Cost $894,441,681)		1,006,286,607
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(d)(e) (Cost $208,348)	208,348	208,348
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.53% (Cost $894,650,029)		1,006,494,955
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-4.36%
Invesco Private Government Fund, 3.58%(d)(e)(f)	12,332,924	12,332,924
See accompanying notes which are an integral part of this schedule.

Invesco International Developed Dynamic Multifactor ETF (IMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 3.75%(d)(e)(f)	31,771,708	$31,778,062
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $44,109,518)		44,110,986
TOTAL INVESTMENTS IN SECURITIES-103.89% (Cost $938,759,547)		1,050,605,941
OTHER ASSETS LESS LIABILITIES-(3.89)%		(39,331,901)
NET ASSETS-100.00%		$1,011,274,040

Investment Abbreviations:
BR-Bearer Shares
PC-Participation Certificate
Pfd.-Preferred
REIT-Real Estate Investment Trust
Rts.-Rights

Notes to Schedule of Investments:
(a)	All or a portion of this security was out on loan at May 31, 2026.
(b)	Non-income producing security.
(c)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2026 was $5,460,904, which represented less than 1% of the Fund’s Net Assets.

(d)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$204,216	$116,538,362	$(116,534,230)	$-	$-	$208,348	$33,055
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,765,964	83,659,605	(73,092,645)	-	-	12,332,924	291,554 *
Invesco Private Prime Fund	4,677,276	196,458,948	(169,351,202)	1,277	(8,237)	31,778,062	793,624 *
Total	$6,647,456	$396,656,915	$(358,978,077)	$1,277	$(8,237)	$44,319,334	$1,118,233

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.95%
Communication Services-11.14%
Alphabet, Inc., Class A, (Acquired 07/05/2024 - 05/20/2026; Cost $142,546,422)(b)	546,614	$207,899,169
Alphabet, Inc., Class C, (Acquired 07/05/2024 - 05/20/2026; Cost $116,282,996)(b)	445,081	167,541,841
AT&T, Inc.	163,372	4,051,625
Comcast Corp., Class A	101,483	2,523,882
Electronic Arts, Inc.	136,063	27,446,628
Fox Corp., Class A(c)	71,990	4,601,601
Fox Corp., Class B	53,422	3,065,888
Liberty Global Ltd., Class A (Belgium)(c)(d)	41,929	524,532
Liberty Global Ltd., Class C (Belgium)(d)	32,804	398,897
Meta Platforms, Inc., Class A	137,911	87,230,087
Netflix, Inc.(d)	63,567	5,468,033
New York Times Co. (The), Class A	45,943	3,455,373
News Corp., Class A	28,106	733,567
News Corp., Class B(c)	8,768	261,462
Omnicom Group, Inc.	4,053	294,694
Pinterest, Inc., Class A(d)	86,535	1,735,027
Roku, Inc., Class A(c)(d)	2,416	314,515
Spotify Technology S.A. (Sweden)(d)	1,266	630,063
T-Mobile US, Inc.	12,323	2,310,932
Verizon Communications, Inc.	76,045	3,635,711
Versant Media Group, Inc.	4,021	173,466
Walt Disney Co. (The)	38,391	3,909,355
		528,206,348
Consumer Discretionary-9.52%
Airbnb, Inc., Class A(d)	121,065	16,139,175
Amazon.com, Inc.(d)	289,288	78,292,904
Aptiv PLC(c)(d)	39,764	2,701,566
AutoZone, Inc.(d)	86	252,426
Best Buy Co., Inc.	68,173	5,314,085
Booking Holdings, Inc.	322,309	53,964,196
BorgWarner, Inc.	18,133	1,302,312
Boyd Gaming Corp.	4,601	380,411
Cava Group, Inc.(c)(d)	4,633	359,799
Chewy, Inc., Class A(d)	51,416	1,158,917
Chipotle Mexican Grill, Inc.(d)	322,475	10,274,053
Columbia Sportswear Co.(c)	18,155	1,201,498
Coupang, Inc. (South Korea)(d)	209,174	3,472,288
Crocs, Inc.(c)(d)	10,786	1,279,975
D.R. Horton, Inc.	22,048	3,243,040
Darden Restaurants, Inc.(c)	5,348	1,090,511
Deckers Outdoor Corp.(d)	67,186	7,649,126
Dick’s Sporting Goods, Inc.(c)	6,960	1,583,887
Dillard’s, Inc., Class A	469	276,808
Domino’s Pizza, Inc.(c)	6,061	1,882,425
DoorDash, Inc., Class A(d)	6,562	1,045,261
eBay, Inc.	152,580	16,672,417
Etsy, Inc.(c)(d)	13,037	885,473
Expedia Group, Inc.	5,765	1,301,679
Five Below, Inc.(d)	10,444	2,374,548
Floor & Decor Holdings, Inc., Class A(c)(d)	11,270	579,278
Gap, Inc. (The)(c)	27,560	582,894
Garmin Ltd.	75,143	17,577,451
General Motors Co.	9,620	800,769
Gentex Corp.(c)	132,658	3,205,017
Grand Canyon Education, Inc.(d)	32,526	4,874,021
H&R Block, Inc.	53,006	2,040,201
Hilton Worldwide Holdings, Inc.	7,055	2,311,641
	Shares	Value
Consumer Discretionary-(continued)
Las Vegas Sands Corp.	4,884	$246,984
Lear Corp.	5,816	832,386
Lennar Corp., Class A	13,680	1,228,190
LKQ Corp.	7,547	204,675
Lowe’s Cos., Inc.	6,786	1,454,647
lululemon athletica, Inc.(d)	37,584	4,930,269
Marriott International, Inc., Class A	5,598	2,102,609
Mattel, Inc.(c)(d)	11,744	175,455
McDonald’s Corp.	8,469	2,364,545
Mohawk Industries, Inc.(c)(d)	3,883	417,112
NIKE, Inc., Class B	16,885	780,594
NVR, Inc.(d)	3,757	22,935,734
Ollie’s Bargain Outlet Holdings, Inc.(d)	5,084	415,007
On Holding AG, Class A (Switzerland)(d)	14,837	605,646
O’Reilly Automotive, Inc.(d)	85,260	7,407,389
Pool Corp.(c)	6,687	1,213,022
PulteGroup, Inc.	102,310	12,090,996
Ralph Lauren Corp.	19,745	7,185,205
Ross Stores, Inc.	141,701	32,836,373
Royal Caribbean Cruises Ltd.	1,284	365,465
SharkNinja, Inc.(c)(d)	5,189	632,487
Starbucks Corp.	15,843	1,570,992
Tapestry, Inc.	2,808	408,452
Tesla, Inc.(d)	3,145	1,370,560
Texas Roadhouse, Inc.	49,562	8,951,888
TJX Cos., Inc. (The)	338,926	52,448,798
Toll Brothers, Inc.	4,413	611,377
TopBuild Corp.(d)	10,028	4,186,489
Tractor Supply Co.	79,718	2,513,509
Ulta Beauty, Inc.(d)	27,298	13,890,587
Versigent PLC(d)	13,160	580,619
Williams-Sonoma, Inc.	67,515	13,744,029
YETI Holdings, Inc.(d)	34,946	1,676,360
Yum! Brands, Inc.	19,345	2,862,093
		451,310,595
Consumer Staples-8.20%
Altria Group, Inc.	1,173,978	81,685,389
BellRing Brands, Inc.(d)	43,360	362,490
BJ’s Wholesale Club Holdings, Inc.(c)(d)	34,204	2,916,917
Boston Beer Co., Inc. (The), Class A(d)	6,767	1,199,654
Church & Dwight Co., Inc.	19,739	1,887,641
Clorox Co. (The)	21,121	1,901,312
Coca-Cola Co. (The)	41,632	3,289,344
Coca-Cola Consolidated, Inc.	2,082	360,727
Colgate-Palmolive Co.	407,655	36,741,945
Constellation Brands, Inc., Class A	12,224	1,696,936
Costco Wholesale Corp.	66,646	63,734,903
Dollar General Corp.	21,904	2,422,801
General Mills, Inc.(c)	6,290	212,665
Hershey Co. (The)	23,008	4,464,242
Hormel Foods Corp.	11,705	271,907
Ingredion, Inc.(c)	26,507	2,688,870
Kenvue, Inc.	47,713	824,481
Keurig Dr Pepper, Inc.	8,081	242,672
Kimberly-Clark Corp.	94,937	9,265,851
Kraft Heinz Co. (The)	9,169	220,148
Kroger Co. (The)	7,572	470,600
Maplebear, Inc.(c)(d)	92,578	3,684,604
Mondelez International, Inc., Class A	60,749	3,716,016
Monster Beverage Corp.(d)	449,081	39,555,054
PepsiCo, Inc.	47,129	6,795,531
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Philip Morris International, Inc. (Switzerland)	186,052	$33,001,904
Pilgrim’s Pride Corp.	9,064	256,602
Procter & Gamble Co. (The)	167,567	24,055,919
Smithfield Foods, Inc.(c)	57,025	1,472,956
Sprouts Farmers Market, Inc.(c)(d)	54,687	4,518,240
Target Corp.	5,710	725,570
Tyson Foods, Inc., Class A	6,179	377,043
US Foods Holding Corp.(d)	19,004	1,555,477
Walmart, Inc.	451,275	52,235,081
		388,811,492
Energy-3.28%
Baker Hughes Co., Class A	48,100	3,072,628
Chevron Corp.	496,146	90,526,799
ConocoPhillips	3,459	394,257
Devon Energy Corp.	81,542	3,627,804
EOG Resources, Inc.	248,634	33,162,803
Exxon Mobil Corp.	22,066	3,205,307
Halliburton Co.	8,847	343,706
Marathon Petroleum Corp.	5,481	1,363,508
NOV, Inc.	21,359	426,326
Permian Resources Corp.	49,129	944,751
SLB Ltd.	93,242	5,086,351
TechnipFMC PLC (United Kingdom)	174,881	11,965,358
Texas Pacific Land Corp.	1,866	733,338
Valero Energy Corp.	1,765	432,107
		155,285,043
Financials-11.14%
Affiliated Managers Group, Inc.	1,272	385,225
Aflac, Inc.	5,208	585,483
Allstate Corp. (The)	3,056	629,811
American Express Co.	2,914	922,194
Aon PLC, Class A	8,572	2,709,266
Arch Capital Group Ltd.(d)	41,894	3,742,810
Berkshire Hathaway, Inc., Class B(d)	154,339	73,230,769
BlackRock, Inc.	886	927,536
Blackstone, Inc., Class A	18,545	2,169,209
Brookfield Asset Management Ltd., Class A (Canada)(c)	75,537	3,671,098
Brown & Brown, Inc.(c)	6,981	392,681
Capital One Financial Corp.	4,410	828,771
Cboe Global Markets, Inc.	39,634	13,220,317
Chubb Ltd.	2,113	658,685
Cincinnati Financial Corp.	17,973	2,829,310
Corpay, Inc.(d)	1,856	671,501
Euronet Worldwide, Inc.(c)(d)	7,642	553,892
Evercore, Inc., Class A	17,156	5,847,794
FactSet Research Systems, Inc.(c)	33,048	8,112,293
Fidelity National Information Services, Inc.	40,102	1,723,985
Fiserv, Inc.(d)	9,058	512,320
Global Payments, Inc.(c)	2,833	213,920
Hamilton Lane, Inc., Class A(c)	30,498	2,657,291
Hartford Insurance Group, Inc. (The)	2,399	304,985
Houlihan Lokey, Inc.	37,868	5,364,381
Jack Henry & Associates, Inc.	36,183	4,932,467
Janus Henderson Group PLC	5,831	301,521
Kinsale Capital Group, Inc.(c)	7,375	2,247,679
Lazard, Inc.	6,641	314,319
LPL Financial Holdings, Inc.	15,400	4,216,058
Markel Group, Inc.(c)(d)	190	344,962
MarketAxess Holdings, Inc.(c)	26,051	3,387,672
	Shares	Value
Financials-(continued)
Marsh & McLennan Cos., Inc.	59,112	$9,456,147
Mastercard, Inc., Class A	169,350	83,655,513
MGIC Investment Corp.	302,925	7,639,768
Moody’s Corp.	78,533	35,595,082
Morningstar, Inc.	9,037	1,644,915
MSCI, Inc.	42,283	26,696,641
PayPal Holdings, Inc.	87,973	3,936,792
Progressive Corp. (The)	195,633	37,248,523
RLI Corp.	5,453	272,868
S&P Global, Inc.	6,873	2,914,152
SEI Investments Co.	140,902	12,382,468
Synchrony Financial	35,928	2,566,696
T. Rowe Price Group, Inc.(c)	298,023	31,152,344
TPG, Inc.(d)(e)	11,683	0
Tradeweb Markets, Inc., Class A	7,437	745,559
Travelers Cos., Inc. (The)	1,498	437,251
Visa, Inc., Class A	376,509	122,877,477
W.R. Berkley Corp.	4,656	295,842
		528,128,243
Health Care-9.81%
Abbott Laboratories	294,423	25,202,609
AbbVie, Inc.	6,723	1,463,732
Agilent Technologies, Inc.	10,384	1,407,344
Align Technology, Inc.(d)	12,720	2,225,364
Amgen, Inc.	8,767	2,952,638
Becton, Dickinson and Co.	2,047	301,155
Biogen, Inc.(d)	4,363	855,148
BioMarin Pharmaceutical, Inc.(d)	57,875	3,315,659
Bio-Techne Corp.	17,192	888,483
Boston Scientific Corp.(d)	3,031	146,428
Bristol-Myers Squibb Co.	14,860	849,695
Cencora, Inc.	759	204,444
Chemed Corp.	14,317	6,104,912
Cigna Group (The)	143,511	39,809,951
Corcept Therapeutics, Inc.(c)(d)	6,335	440,219
CVS Health Corp.	13,148	1,196,205
Danaher Corp.	13,612	2,486,504
Dexcom, Inc.(d)	11,353	837,170
Doximity, Inc., Class A(d)	8,578	183,569
Edwards Lifesciences Corp.(d)	79,413	6,866,842
Eli Lilly and Co.	5,590	6,176,950
Encompass Health Corp.	3,458	366,029
Exelixis, Inc.(d)	282,096	14,240,206
GE HealthCare Technologies, Inc.	3,129	195,062
Gilead Sciences, Inc.	95,092	12,783,218
Globus Medical, Inc., Class A(d)	37,636	3,081,636
Halozyme Therapeutics, Inc.(d)	5,070	337,358
HCA Healthcare, Inc.	12,326	4,665,884
Henry Schein, Inc.(c)(d)	12,012	919,879
Humana, Inc.	72,134	22,031,166
IDEXX Laboratories, Inc.(d)	27,150	15,299,839
Illumina, Inc.(d)	4,412	718,980
Incyte Corp.(d)	65,348	6,321,766
Insulet Corp.(d)	1,309	189,726
Intuitive Surgical, Inc.(d)	8,560	3,634,918
IQVIA Holdings, Inc.(d)	1,971	359,136
Johnson & Johnson	152,654	34,397,526
Labcorp Holdings, Inc.	1,733	450,684
McKesson Corp.	115,469	85,728,804
Medpace Holdings, Inc.(d)	7,310	3,268,374
Medtronic PLC	23,908	1,764,649
Merck & Co., Inc.	411,409	48,842,476
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Mettler-Toledo International, Inc.(d)	6,908	$8,155,447
Molina Healthcare, Inc.(c)(d)	9,052	1,571,427
Natera, Inc.(d)	3,152	704,062
Neurocrine Biosciences, Inc.(d)	26,830	4,247,189
Penumbra, Inc.(c)(d)	6,133	1,952,134
Pfizer, Inc.	75,221	1,969,286
Qiagen N.V.	5,082	185,950
Regeneron Pharmaceuticals, Inc.	30,916	19,006,538
ResMed, Inc.(c)	71,405	13,607,651
Royalty Pharma PLC, Class A	17,646	983,941
Solventum Corp.(d)	21,858	1,638,257
STERIS PLC	10,487	2,230,900
Stryker Corp.	2,842	867,066
Thermo Fisher Scientific, Inc.	1,163	572,789
United Therapeutics Corp.(d)	43,804	24,390,943
UnitedHealth Group, Inc.	4,414	1,678,688
Universal Health Services, Inc., Class B	10,063	1,470,305
Veeva Systems, Inc., Class A(d)	13,582	2,367,886
Waters Corp.(d)	1,096	420,393
West Pharmaceutical Services, Inc.	17,489	5,645,624
Zimmer Biomet Holdings, Inc.	2,877	236,863
Zoetis, Inc.	102,023	7,926,167
		465,341,843
Industrials-9.63%
3M Co.	3,636	556,781
A.O. Smith Corp.	94,048	5,334,403
Allegion PLC	4,594	597,542
Allison Transmission Holdings, Inc.	4,954	562,428
Amentum Holdings, Inc.(d)	9,944	230,999
AMETEK, Inc.	51,339	11,594,913
Applied Industrial Technologies, Inc.	5,760	1,749,946
Armstrong World Industries, Inc.	2,288	361,275
Automatic Data Processing, Inc.	8,579	1,903,165
Booz Allen Hamilton Holding Corp.	15,821	1,252,707
Broadridge Financial Solutions, Inc.	45,920	7,058,822
Builders FirstSource, Inc.(c)(d)	5,830	444,596
BWX Technologies, Inc.	2,015	394,698
C.H. Robinson Worldwide, Inc.	4,274	763,550
Carlisle Cos., Inc.(c)	48,869	16,850,520
Carpenter Technology Corp.	2,239	1,050,046
Caterpillar, Inc.	9,778	8,564,257
Cintas Corp.	98,150	16,809,169
Clean Harbors, Inc.(d)	983	276,252
Comfort Systems USA, Inc.	5,322	9,729,734
Copart, Inc.(d)	259,392	8,500,276
Crane Co.	4,680	856,440
CSX Corp.	33,286	1,506,524
Cummins, Inc.	2,594	1,677,358
Curtiss-Wright Corp.	1,496	1,118,425
Delta Air Lines, Inc.	24,381	2,010,945
Donaldson Co., Inc.	29,125	2,384,464
Dover Corp.	3,836	810,777
Eaton Corp. PLC	28,909	11,580,945
EMCOR Group, Inc.	31,969	26,432,609
Emerson Electric Co.	28,065	4,036,308
Equifax, Inc.	1,117	185,187
ExlService Holdings, Inc.(d)	61,945	1,798,263
Expeditors International of Washington, Inc.	178,871	28,259,829
Fastenal Co.	518,110	22,900,462
FedEx Corp.	3,514	1,446,889
Ferguson Enterprises, Inc.	10,358	2,340,597
	Shares	Value
Industrials-(continued)
Fortive Corp.	5,820	$339,422
FTI Consulting, Inc.(c)(d)	19,394	2,970,773
GE Vernova, Inc.	26,787	25,938,388
Generac Holdings, Inc.(d)	2,663	740,074
General Dynamics Corp.	28,912	10,027,260
Genpact Ltd.	28,091	925,598
Graco, Inc.	29,271	2,208,497
HEICO Corp., Class A(c)	925	240,324
Hexcel Corp.(c)	7,691	690,575
Honeywell International, Inc.	1,510	359,169
Howmet Aerospace, Inc.	10,358	2,674,953
Hubbell, Inc.	8,853	4,192,869
Illinois Tool Works, Inc.	61,637	15,241,597
ITT, Inc.	12,503	2,438,085
J.B. Hunt Transport Services, Inc.	35,383	9,780,923
Jacobs Solutions, Inc.	11,985	1,436,522
Johnson Controls International PLC	42,394	5,683,340
Kirby Corp.(d)	19,386	2,725,478
L3Harris Technologies, Inc.	1,562	492,311
Landstar System, Inc.	3,195	661,046
Leidos Holdings, Inc.	3,379	431,836
Lennox International, Inc.(c)	2,954	1,483,381
Leonardo DRS, Inc.	6,496	316,745
Lincoln Electric Holdings, Inc.	2,170	560,923
Lockheed Martin Corp.	14,909	7,908,479
Lyft, Inc., Class A(c)(d)	16,897	238,417
Masco Corp.(c)	70,153	4,928,248
MasTec, Inc.(d)	2,993	1,132,461
MSA Safety, Inc.(c)	3,340	553,772
MSC Industrial Direct Co., Inc., Class A	11,843	1,296,453
Mueller Industries, Inc.	25,255	3,247,793
Norfolk Southern Corp.	999	304,655
Northrop Grumman Corp.	4,227	2,382,675
Old Dominion Freight Line, Inc.	79,947	18,000,067
Oshkosh Corp.	15,147	1,969,110
Otis Worldwide Corp.	7,544	534,417
PACCAR, Inc.	2,894	319,411
Parker-Hannifin Corp.	3,047	2,573,588
Paychex, Inc.	2,407	233,431
Paycom Software, Inc.	17,634	2,462,941
Paylocity Holding Corp.(d)	6,362	731,185
Pentair PLC	5,803	411,085
Quanta Services, Inc.	896	637,710
Republic Services, Inc.	9,634	1,931,039
Robert Half, Inc.	24,794	729,935
Rockwell Automation, Inc.	4,939	2,227,785
Rollins, Inc.	84,185	4,007,206
RTX Corp.	6,770	1,216,298
Simpson Manufacturing Co., Inc.(c)	7,731	1,466,880
Snap-on, Inc.(c)	38,786	14,397,751
Tetra Tech, Inc.	30,283	832,480
Toro Co. (The)	33,303	2,993,274
Trane Technologies PLC	30,542	13,783,605
TransDigm Group, Inc.	337	424,054
Uber Technologies, Inc.(d)	136,725	9,625,440
Union Pacific Corp.	9,923	2,606,177
United Airlines Holdings, Inc.(d)	5,359	615,213
United Parcel Service, Inc., Class B	116,409	12,419,676
United Rentals, Inc.	1,431	1,424,804
Valmont Industries, Inc.	5,999	3,118,340
Veralto Corp.	2,156	177,288
Verisk Analytics, Inc.	33,287	5,824,892
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
W.W. Grainger, Inc.	17,803	$21,973,175
Waste Management, Inc.	1,071	226,474
Watsco, Inc.	1,909	700,794
Westinghouse Air Brake Technologies Corp.	14,215	3,712,389
Woodward, Inc.	4,505	1,576,885
Xylem, Inc.	20,426	2,237,464
		456,607,406
Information Technology-33.56%
Accenture PLC, Class A	197,069	36,865,698
Adobe, Inc.(d)	171,196	44,375,715
Advanced Micro Devices, Inc.(d)	13,839	7,142,308
Amdocs Ltd.(c)	27,511	1,732,368
Amphenol Corp., Class A	6,086	905,353
Analog Devices, Inc.	8,006	3,313,283
Apple, Inc.	1,302,097	406,332,390
Applied Materials, Inc.	125,589	56,522,585
AppLovin Corp., Class A(d)	1,918	1,175,907
Arista Networks, Inc.(d)	76,363	12,177,608
Autodesk, Inc.(d)	2,210	511,195
Broadcom, Inc.	91,089	40,695,833
Cirrus Logic, Inc.(d)	19,863	3,375,717
Cisco Systems, Inc.	327,483	39,435,503
Cognex Corp.	29,297	1,929,207
Cognizant Technology Solutions Corp., Class A	69,420	3,870,512
CrowdStrike Holdings, Inc., Class A(d)	1,697	1,240,507
DocuSign, Inc.(d)	9,072	476,461
Dolby Laboratories, Inc., Class A(c)	18,755	1,046,717
Dropbox, Inc., Class A(c)(d)	43,879	1,179,468
Dynatrace, Inc.(d)	24,352	1,037,152
F5, Inc.(d)	14,988	5,747,149
Fair Isaac Corp.(d)	3,143	3,930,604
First Solar, Inc.(d)	4,040	1,239,432
Fortinet, Inc.(d)	44,711	6,168,777
Gartner, Inc.(c)(d)	4,280	694,216
Intuit, Inc.	39,164	12,984,041
Keysight Technologies, Inc.(d)	1,906	644,857
KLA Corp.	23,866	45,863,531
Lam Research Corp.	323,319	102,873,639
Manhattan Associates, Inc.(d)	12,862	1,929,943
Micron Technology, Inc.	115,544	112,193,224
Microsoft Corp.	330,683	148,886,714
Monolithic Power Systems, Inc.	8,435	13,210,981
Motorola Solutions, Inc.	5,834	2,352,735
NetApp, Inc.	15,787	2,751,516
NVIDIA Corp.	1,133,536	239,334,791
Onto Innovation, Inc.(d)	1,879	485,233
Palantir Technologies, Inc., Class A(d)	1,780	278,641
Palo Alto Networks, Inc.(d)	7,060	1,988,731
PTC, Inc.(d)	4,726	655,638
Pure Storage, Inc., Class A(d)	7,616	605,548
Qnity Electronics, Inc.	54,515	8,504,340
QUALCOMM, Inc.	520,216	130,584,620
Salesforce, Inc.	59,237	11,320,191
ServiceNow, Inc.(d)	18,163	2,258,932
Skyworks Solutions, Inc.	48,654	3,787,714
Super Micro Computer, Inc.(c)(d)	9,632	443,939
Synopsys, Inc.(d)	12,971	6,169,267
Teledyne Technologies, Inc.(d)	1,503	931,604
Teradyne, Inc.	7,536	2,820,800
Texas Instruments, Inc.	4,085	1,248,703
	Shares	Value
Information Technology-(continued)
Trimble, Inc.(d)	9,862	$556,315
Twilio, Inc., Class A(d)	3,561	678,869
Tyler Technologies, Inc.(c)(d)	3,111	974,210
Ubiquiti, Inc.(c)	704	411,037
Universal Display Corp.(c)	3,423	315,327
VeriSign, Inc.	41,433	11,824,150
Western Digital Corp.	68,735	36,512,719
Workday, Inc., Class A(d)	2,063	301,590
Zebra Technologies Corp., Class A(d)	2,373	578,134
Zoom Communications, Inc., Class A(d)	11,967	1,215,728
		1,591,599,617
Materials-2.54%
AptarGroup, Inc.	9,226	1,068,832
Avery Dennison Corp.	3,961	630,076
CF Industries Holdings, Inc.	60,434	6,789,760
Corteva, Inc.	143,283	11,216,193
DuPont de Nemours, Inc.	5,809	281,272
Eagle Materials, Inc.	974	215,429
Ecolab, Inc.	7,492	1,917,952
Freeport-McMoRan, Inc.	170,500	11,203,555
International Paper Co.(c)	6,761	226,291
Linde PLC	23,101	11,497,137
Louisiana-Pacific Corp.	48,841	3,730,476
Newmont Corp.	301,614	33,120,233
Nucor Corp.	4,578	1,144,500
Packaging Corp. of America	8,481	1,856,576
PPG Industries, Inc.	2,356	266,181
Reliance, Inc.	34,426	13,108,388
Royal Gold, Inc.	23,230	5,214,670
Sherwin-Williams Co. (The)	3,505	1,064,959
Solstice Advanced Materials, Inc.	117,320	9,881,864
Southern Copper Corp. (Mexico)(c)	25,288	4,837,594
Steel Dynamics, Inc.	5,264	1,369,430
		120,641,368
Real Estate-0.77%
AvalonBay Communities, Inc.	1,937	353,522
CBRE Group, Inc., Class A(d)	1,591	198,939
CubeSmart	9,959	398,360
Equity LifeStyle Properties, Inc.	8,755	540,796
Equity Residential	5,250	343,612
Essex Property Trust, Inc.(c)	2,002	545,825
Gaming and Leisure Properties, Inc.	18,107	850,486
Host Hotels & Resorts, Inc.	23,012	528,816
Lamar Advertising Co., Class A	1,783	271,836
Prologis, Inc.	2,404	344,902
Public Storage(c)	69,959	21,245,849
Rayonier, Inc.(c)	116,226	2,427,961
SBA Communications Corp., Class A	7,567	1,537,312
Simon Property Group, Inc.	25,852	5,297,333
VICI Properties, Inc.	59,096	1,667,689
		36,553,238
Utilities-0.36%
Ameren Corp.	2,899	313,005
American Electric Power Co., Inc.	7,177	909,110
American Water Works Co., Inc.	2,145	264,414
Atmos Energy Corp.	2,552	431,620
CMS Energy Corp.	3,198	232,079
Consolidated Edison, Inc.	5,137	542,621
Dominion Energy, Inc.	6,512	435,913
DTE Energy Co.	2,518	359,747
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Duke Energy Corp.	11,036	$1,354,448
Edison International	5,699	398,588
Entergy Corp.(c)	4,932	537,835
Evergy, Inc.	4,241	347,932
Exelon Corp.	13,685	624,583
National Fuel Gas Co.	16,611	1,283,200
NextEra Energy, Inc.	12,302	1,070,397
NRG Energy, Inc.	25,977	3,482,996
PG&E Corp.	15,283	249,724
PPL Corp.	8,339	295,117
Southern Co. (The)	16,281	1,498,666
Talen Energy Corp.(d)	2,657	1,027,728
UGI Corp.(c)	5,901	206,063
Vistra Corp.	2,329	373,176
WEC Energy Group, Inc.	3,678	408,442
Xcel Energy, Inc.	4,220	335,490
		16,982,894
Total Common Stocks & Other Equity Interests (Cost $4,048,867,093)		4,739,468,087
Money Market Funds-0.00%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(f)(g) (Cost $193,287)	193,287	193,287
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.95% (Cost $4,049,060,380)		4,739,661,374
	Shares	Value
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-1.87%
Invesco Private Government Fund, 3.58%(f)(g)(h)	24,596,957	$24,596,957
Invesco Private Prime Fund, 3.75%(f)(g)(h)	64,036,322	64,049,129
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $88,645,590)		88,646,086
TOTAL INVESTMENTS IN SECURITIES-101.82% (Cost $4,137,705,970)		4,828,307,460
OTHER ASSETS LESS LIABILITIES-(1.82)%		(86,197,562)
NET ASSETS-100.00%		$4,742,109,898

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Restricted security. The aggregate value of these securities at May 31, 2026 was $375,441,010, which represented 7.92% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)	Non-income producing security.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Ltd.	$-	$5,326,560	$(5,083,334)	$-	$(243,226)	$-	$45,767
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	282,600	54,989,972	(55,079,285)	-	-	193,287	33,268
See accompanying notes which are an integral part of this schedule.

Invesco Russell 1000® Dynamic Multifactor ETF (OMFL)—(continued)
May 31, 2026
(Unaudited)
	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	$13,790,373	$392,835,880	$(382,029,296)	$-	$-	$24,596,957	$902,742 *
Invesco Private Prime Fund	35,830,361	794,869,521	(766,639,041)	(1,809)	(9,903)	64,049,129	2,437,824 *
Total	$49,903,334	$1,248,021,933	$(1,208,830,956)	$(1,809)	$(253,129)	$88,839,373	$3,419,601

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)
May 31, 2026
(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests-99.90%
Communication Services-1.09%
Anterix, Inc.(b)(c)	773	$49,488
Atlanta Braves Holdings, Inc., Series C(b)	579	28,718
Boston Omaha Corp., Class A(b)(c)	1,961	25,258
CarGurus, Inc.(b)(c)	19,024	568,057
Cars.com, Inc.(b)(c)	1,401	14,402
Cinemark Holdings, Inc.	1,716	48,048
Cogent Communications Holdings, Inc.(c)	3,499	62,142
E.W. Scripps Co. (The), Class A(b)(c)	3,004	10,184
EchoStar Corp., Class A(b)(c)	1,826	235,901
EverQuote, Inc., Class A(b)(c)	3,904	75,113
FuboTV, Inc.(b)(c)	594	5,994
Globalstar, Inc.(b)(c)	2,444	205,809
Gray Media, Inc.(c)	5,532	22,183
Grindr, Inc. (Singapore)(b)	1,236	15,450
IDT Corp., Class B(c)	821	45,286
iHeartMedia, Inc., Class A(b)	8,601	37,070
IMAX Corp.(b)(c)	1,415	56,147
John Wiley & Sons, Inc., Class A(c)	449	18,894
Liberty Latin America Ltd., Class C(b)	4,357	35,727
Lionsgate Studios Corp.(b)	2,291	32,876
Lumen Technologies, Inc.(b)	3,917	43,048
Madison Square Garden Entertainment Corp.(b)	1,237	87,246
Magnite, Inc.(b)(c)	1,474	21,122
MediaAlpha, Inc., Class A(b)(c)	8,280	73,692
Nextdoor Holdings, Inc.(b)	21,552	45,475
Nexxen International Ltd. (Israel)(b)	2,336	19,622
QuinStreet, Inc.(b)	9,211	115,322
Rumble, Inc.(b)(c)	8,804	80,909
Scholastic Corp.	962	38,961
Sinclair, Inc.	1,261	17,440
Sphere Entertainment Co.(b)(c)	4,232	586,047
Spok Holdings, Inc.	4,315	45,696
Telephone and Data Systems, Inc.	1,991	77,868
TripAdvisor, Inc.(b)(c)	2,129	23,802
USA TODAY Co., Inc.(b)(c)	2,652	20,712
Yelp, Inc.(b)(c)	8,587	195,784
		3,085,493
Consumer Discretionary-8.94%
Abercrombie & Fitch Co., Class A(b)(c)	940	72,587
Academy Sports & Outdoors, Inc.(c)	3,020	159,456
Acushnet Holdings Corp.	3,240	287,647
Adient PLC(b)	3,295	75,324
Advance Auto Parts, Inc.(c)	737	44,397
American Eagle Outfitters, Inc.(c)	17,172	271,318
American Public Education, Inc.(b)(c)	2,251	111,357
Arhaus, Inc.	3,117	21,102
Asbury Automotive Group, Inc.(b)	1,169	219,433
Biglari Holdings, Inc., Class B(b)(c)	48	13,943
BJ’s Restaurants, Inc.(b)(c)	4,318	203,162
Black Rock Coffee Bar, Inc., Class A(b)(c)	709	5,899
Boot Barn Holdings, Inc.(b)(c)	3,850	653,999
Brinker International, Inc.(b)(c)	9,618	1,369,411
Buckle, Inc. (The)(c)	8,395	385,079
Build-A-Bear Workshop, Inc.(c)	1,741	64,783
Callaway Golf Co.(b)(c)	10,925	168,245
Capri Holdings Ltd.(b)	3,654	67,635
Carriage Services, Inc.	349	14,375
Carter’s, Inc.	637	24,582
Cavco Industries, Inc.(b)(c)	3,071	1,647,653
Century Communities, Inc.	445	23,505
	Shares	Value
Consumer Discretionary-(continued)
Champion Homes, Inc.(b)	8,215	$604,870
Cheesecake Factory, Inc. (The)(c)	2,054	135,646
Cooper-Standard Holdings, Inc.(b)	550	16,681
Coursera, Inc.(b)(c)	33,392	179,983
Covista, Inc.(b)(c)	4,840	570,152
Cricut, Inc., Class A(c)	10,130	42,039
Dana, Inc.	11,807	418,086
Dauch Corp.(b)(c)	6,274	41,659
Dorman Products, Inc.(b)(c)	1,318	163,327
Driven Brands Holdings, Inc.(b)(c)	1,071	14,823
El Pollo Loco Holdings, Inc.(b)	2,049	30,469
Envela Corp.(b)(c)	1,738	44,249
Ermenegildo Zegna N.V. (Italy)(c)	3,249	47,760
Escalade, Inc.(c)	2,279	42,777
Ethan Allen Interiors, Inc.	3,080	63,510
Figs, Inc., Class A(b)	7,447	87,577
First Watch Restaurant Group, Inc.(b)(c)	1,753	20,387
Flexsteel Industries, Inc.	374	21,550
Garrett Motion, Inc. (Switzerland)	13,354	437,477
Genesco, Inc.(b)(c)	520	19,952
Genius Sports Ltd. (United Kingdom)(b)(c)	33,053	193,691
Gentherm, Inc.(b)(c)	1,442	50,023
GigaCloud Technology, Inc., Class A(b)(c)	9,341	336,650
G-III Apparel Group Ltd.(c)	4,321	139,698
Global Business Travel Group, Inc.(b)(c)	2,525	23,583
Goodyear Tire & Rubber Co. (The)(b)(c)	1,877	11,450
Graham Holdings Co., Class B	314	344,549
Green Brick Partners, Inc.(b)(c)	553	37,195
Hamilton Beach Brands Holding Co., Class A	1,087	22,066
Haverty Furniture Cos., Inc.	715	16,581
Hilton Grand Vacations, Inc.(b)(c)	552	28,715
Installed Building Products, Inc.	2,247	471,825
Johnson Outdoors, Inc., Class A(c)	1,240	55,502
KB Home(c)	1,768	86,384
Kohl’s Corp.	1,043	14,977
Kontoor Brands, Inc.(c)	3,852	276,458
Laureate Education, Inc., Class A(b)(c)	97,831	3,129,614
La-Z-Boy, Inc.	6,017	226,119
LCI Industries	2,138	233,085
Legacy Housing Corp.(b)(c)	684	16,423
Leggett & Platt, Inc.	12,487	128,241
Life Time Group Holdings, Inc.(b)	5,734	189,681
Lincoln Educational Services Corp.(b)(c)	3,208	148,595
M/I Homes, Inc.(b)(c)	540	71,075
Malibu Boats, Inc., Class A(b)(c)	1,244	34,160
MasterCraft Boat Holdings, Inc.(b)(c)	2,741	63,838
McGraw Hill, Inc.(b)(c)	809	9,740
Monarch Casino & Resort, Inc.	5,392	648,442
Motorcar Parts of America, Inc.(b)(c)	1,761	19,477
Nathan’s Famous, Inc.(c)	1,012	102,111
National Vision Holdings, Inc.(b)(c)	2,968	49,714
Navan, Inc., Class A(b)	935	19,981
OneSpaWorld Holdings Ltd. (Bahamas)	14,948	355,015
Outdoor Holding Co.(b)	7,650	15,759
Patrick Industries, Inc.	364	32,949
Perdoceo Education Corp.	6,431	208,236
Phinia, Inc.	4,214	325,574
Phoenix Education Partners, Inc.	2,439	73,755
RealReal, Inc. (The)(b)	1,970	18,991
Red Rock Resorts, Inc., Class A(c)	2,537	148,110
Revolve Group, Inc.(b)	1,713	33,575
Rocky Brands, Inc.	441	17,049
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Rush Street Interactive, Inc.(b)(c)	49,557	$1,255,774
Sally Beauty Holdings, Inc.(b)(c)	3,925	52,124
Shake Shack, Inc., Class A(b)	1,953	125,597
Signet Jewelers Ltd.(c)	8,024	701,217
Sonos, Inc.(b)	33,808	533,490
Steven Madden Ltd.	18,784	815,977
Strategic Education, Inc.(c)	3,657	280,675
Strattec Security Corp.(b)(c)	1,758	140,570
Stride, Inc.(b)(c)	1,946	179,771
Sturm, Ruger & Co., Inc.(c)	2,826	110,468
Super Group (SGHC) Ltd. (Guernsey)(c)	126,313	1,572,597
Taylor Morrison Home Corp., Class A(b)	1,348	78,858
United Parks & Resorts, Inc.(b)(c)	490	19,664
Universal Technical Institute, Inc.(b)(c)	4,978	186,227
Upbound Group, Inc.(c)	1,084	20,824
Urban Outfitters, Inc.(b)	3,684	267,643
Victoria’s Secret & Co.(b)(c)	1,113	61,215
Visteon Corp.	4,221	499,302
Warby Parker, Inc., Class A(b)	4,201	103,008
Weyco Group, Inc.	453	15,986
Winmark Corp.(c)	1,824	690,512
Winnebago Industries, Inc.	387	11,490
XPEL, Inc.(b)(c)(d)	2,767	126,507
Zumiez, Inc.(b)(c)	5,514	135,810
		25,321,828
Consumer Staples-2.03%
Alico, Inc.(c)	1,660	67,479
Cal-Maine Foods, Inc.(c)	13,217	987,574
Central Garden & Pet Co., Class A(b)	1,159	39,557
Chefs’ Warehouse, Inc. (The)(b)(c)	1,238	94,757
Dole PLC	7,357	102,924
FitLife Brands, Inc.(b)	1,274	13,020
Fresh Del Monte Produce, Inc.	3,384	108,762
Herbalife Ltd.(b)(c)	30,087	359,841
Interparfums, Inc.	1,750	165,148
J&J Snack Foods Corp.	685	52,142
Lifeway Foods, Inc.(b)(c)	872	20,780
Mama’s Creations, Inc.(b)(c)	21,346	294,575
Marzetti Co. (The)	1,832	205,074
Mission Produce, Inc.(b)(c)	5,956	66,350
National Beverage Corp.(b)(c)	3,990	147,590
Natural Grocers by Vitamin Cottage, Inc.(c)	1,832	53,788
Nature’s Sunshine Products, Inc.(b)(c)	9,664	205,650
Niagen Bioscience, Inc.(b)(c)	8,103	31,278
Nu Skin Enterprises, Inc., Class A	8,346	48,323
Oil-Dri Corp.of America	3,284	251,751
PriceSmart, Inc.(c)	3,769	640,692
Seneca Foods Corp., Class A(b)	4,217	606,362
Simply Good Foods Co. (The)(b)(c)	2,140	24,653
Spectrum Brands Holdings, Inc.(c)	493	38,794
Tootsie Roll Industries, Inc.(c)	3,851	145,221
Turning Point Brands, Inc.	411	34,906
United Natural Foods, Inc.(b)(c)	3,700	189,995
Universal Corp.(c)	1,681	87,194
Village Super Market, Inc., Class A(c)	1,864	86,601
Vita Coco Co., Inc. (The)(b)(c)	1,371	103,003
Vital Farms, Inc.(b)(c)	3,562	35,656
WD-40 Co.(c)	1,689	337,749
Weis Markets, Inc.	1,407	102,669
Zevia PBC, Class A(b)(c)	7,673	11,893
		5,761,751
	Shares	Value
Energy-3.69%
Ardmore Shipping Corp. (Ireland)	10,126	$162,826
BKV Corp. (Thailand)(b)(c)	572	15,181
Bristow Group, Inc.(c)	873	36,352
Cactus, Inc., Class A	2,793	162,106
Centrus Energy Corp., Class A(b)(c)	2,690	490,844
CNX Resources Corp.(b)(c)	2,023	68,155
Core Natural Resources, Inc.	663	58,636
DHT Holdings, Inc.(c)	53,520	873,446
Dorian LPG Ltd.	876	35,233
Energy Fuels, Inc.(b)(c)	3,364	61,292
Expro Group Holdings N.V.(b)	7,069	104,409
FLEX LNG Ltd. (Norway)(b)(c)	1,542	45,905
Forum Energy Technologies, Inc.(b)(c)	1,652	82,964
Golar LNG Ltd. (Cameroon)	611	30,397
Granite Ridge Resources, Inc.	3,682	17,895
Gulfport Energy Corp.(b)	2,636	444,403
Helix Energy Solutions Group, Inc.(b)(c)	2,780	25,993
Helmerich & Payne, Inc.(c)	1,619	61,765
Infinity Natural Resources, Inc., Class A(b)(c)	1,175	15,921
Innovex International, Inc.(b)(c)	26,204	699,909
International Seaways, Inc.	11,520	889,229
Liberty Energy, Inc., Class A	1,190	34,819
Magnolia Oil & Gas Corp., Class A(c)	19,114	522,959
Murphy Oil Corp.(c)	12,115	438,442
National Energy Services Reunited Corp.(b)	12,344	300,576
Natural Gas Services Group, Inc.	645	25,349
Navigator Holdings Ltd.	1,743	37,823
Noble Corp. PLC	427	19,847
Nordic American Tankers Ltd.(c)	41,163	211,990
Northern Oil and Gas, Inc.(c)	1,000	21,770
Oceaneering International, Inc.(b)(c)	3,716	142,063
Par Pacific Holdings, Inc.(b)(c)	519	29,147
Patterson-UTI Energy, Inc.	50,202	562,764
Peabody Energy Corp.(c)	3,943	106,658
PrimeEnergy Resources Corp.(b)	96	15,804
ProPetro Holding Corp.(b)	10,184	155,408
Riley Exploration Permian, Inc.	840	27,938
SandRidge Energy, Inc.	2,032	29,809
Scorpio Tankers, Inc. (Monaco)	12,885	960,061
Seadrill Ltd. (Norway)(b)	447	21,085
SFL Corp. Ltd. (Norway)	2,336	25,789
Talos Energy, Inc.(b)	3,978	58,357
Teekay Corp. Ltd. (Bermuda)	18,502	212,218
Teekay Tankers Ltd., Class A (Canada)	9,502	668,466
Tidewater, Inc.(b)(c)	5,947	437,045
Transocean Ltd.(b)(c)	5,529	34,225
Uranium Energy Corp.(b)(c)	33,210	457,302
VAALCO Energy, Inc.(c)	4,423	23,088
Valaris Ltd.(b)(c)	4,634	429,247
Vitesse Energy, Inc.	3,701	63,953
		10,456,863
Financials-25.43%
1st Source Corp.	2,797	206,475
Acadian Asset Management, Inc.	29,235	2,113,983
ACNB Corp.	2,119	115,040
ACRES Commercial Realty Corp.(b)(c)	1,363	27,805
Adamas Trust, Inc.(c)	13,701	126,049
Alerus Financial Corp.(c)	3,338	95,400
Amalgamated Financial Corp.(c)	2,006	83,209
Amerant Bancorp, Inc.	1,947	44,236
American Coastal Insurance Corp.(c)	1,766	18,455
American Integrity Insurance Group, Inc.	1,458	23,853
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Ameris Bancorp(c)	8,460	$713,263
AMERISAFE, Inc.	3,058	93,728
Ames National Corp.(c)	1,952	56,100
Angel Oak Mortgage REIT, Inc.(c)	2,859	23,530
Apollo Commercial Real Estate Finance, Inc.(c)	12,811	140,409
Arbor Realty Trust, Inc.(c)	10,189	58,587
ARMOUR Residential REIT, Inc.(c)	10,065	172,615
Arrow Financial Corp.(c)	2,305	84,593
Artisan Partners Asset Management, Inc., Class A(c)	23,523	880,701
Associated Banc-Corp	13,803	383,861
Ategrity Specialty Holdings LLC(b)	1,430	27,899
Atlantic Union Bankshares Corp., Class B(c)	8,940	336,323
Avidbank Holdings, Inc.(b)	623	19,176
Axos Financial, Inc.(b)(c)	6,104	530,499
Baldwin Insurance Group, Inc. (The), Class A(b)(c)	1,794	34,839
Banc of California, Inc.(c)	15,494	297,795
BancFirst Corp.(c)	1,990	219,477
Banco Latinoamericano de Comercio Exterior S.A., Class E (Panama)	7,245	404,561
Bancorp, Inc. (The)(b)(c)	7,725	426,111
Bank First Corp.(c)	2,232	310,293
Bank of Hawaii Corp.	3,274	250,788
Bank of Marin Bancorp	1,863	48,140
Bank of N.T. Butterfield & Son Ltd. (The) (Bermuda)(c)	9,252	522,368
Bank7 Corp.	677	29,964
BankUnited, Inc.(c)	7,511	348,435
Bankwell Financial Group, Inc.(c)	1,614	84,444
Banner Corp.	3,370	219,050
Bar Harbor Bankshares(c)	1,925	67,259
BayCom Corp.	1,571	48,387
Beacon Financial Corp.	6,241	181,551
BGC Group, Inc., Class A	56,771	593,257
Blackstone Mortgage Trust, Inc., Class A(c)	12,233	223,619
Blue Ridge Bankshares, Inc.	10,506	34,670
Bowhead Specialty Holdings, Inc.(b)	1,768	47,064
Bread Financial Holdings, Inc.	3,869	344,612
Bridgewater Bancshares, Inc.(b)(c)	3,702	69,820
BrightSpire Capital, Inc.(c)	4,236	24,442
Burford Capital Ltd.	10,265	47,630
Burke & Herbert Financial Services Corp.	1,979	125,864
Business First Bancshares, Inc.(c)	3,467	98,740
BV Financial, Inc.(b)	1,198	23,517
Byline Bancorp, Inc.	3,479	115,120
C&F Financial Corp.	327	24,116
California BanCorp	3,190	60,546
Camden National Corp.(c)	1,828	91,455
Capital Bancorp, Inc.(c)	1,351	43,124
Capital City Bank Group, Inc.(c)	2,516	114,830
Capitol Federal Financial, Inc.(c)	18,709	145,369
Carter Bankshares, Inc.	2,416	65,957
Cathay General Bancorp	6,916	398,777
CB Financial Services, Inc.	879	31,503
Central Pacific Financial Corp.	3,487	119,813
Chain Bridge Bancorp, Inc.(b)	559	20,264
Chemung Financial Corp.	594	40,796
Chicago Atlantic Real Estate Finance, Inc.(c)	5,734	65,196
Chimera Investment Corp.(c)	8,573	116,764
ChoiceOne Financial Services, Inc.	1,258	39,501
	Shares	Value
Financials-(continued)
Citizens & Northern Corp.	2,879	$60,632
Citizens Community Bancorp, Inc.	1,220	24,888
Citizens Financial Services, Inc.	398	25,882
Citizens, Inc.(b)(c)	8,674	45,018
City Holding Co.(c)	2,207	274,352
Civista Bancshares, Inc.(c)	2,665	69,023
CNB Financial Corp.	3,607	110,627
CNO Financial Group, Inc.	10,333	475,008
Coastal Financial Corp.(b)(c)	2,382	169,551
CoastalSouth Bancshares, Inc.	687	17,539
Cohen & Steers, Inc.	4,404	307,399
Colony Bankcorp, Inc.	2,381	47,144
Columbia Financial, Inc.(b)(c)	2,352	47,346
Commercial Bancgroup, Inc.	838	24,210
Community Financial System, Inc.(c)	4,533	288,480
Community Trust Bancorp, Inc.	2,386	159,528
Community West Bancshares, Class B(c)	3,408	81,826
ConnectOne Bancorp, Inc.	6,255	188,088
Crawford & Co., Class A	3,143	32,844
Customers Bancorp, Inc.(b)(c)	5,173	388,699
CVB Financial Corp.(c)	18,056	367,620
Dave, Inc.(b)(c)	2,122	599,592
DigitalBridge Group, Inc.(c)	20,539	321,230
Dime Community Bancshares, Inc., Class B(c)	2,884	107,919
Donegal Group, Inc., Class A	5,090	86,377
Donnelley Financial Solutions, Inc.(b)(c)	2,293	91,009
Dynex Capital, Inc.	34,348	449,615
Eagle Bancorp Montana, Inc.	918	20,370
Eagle Bancorp, Inc.(c)	849	23,169
Eagle Financial Services, Inc.	787	31,055
Eastern Bankshares, Inc.	19,825	391,147
ECB Bancorp, Inc.(b)(c)	1,188	21,693
Ellington Financial, Inc.	30,402	412,555
Employers Holdings, Inc.	2,651	115,318
Enact Holdings, Inc.	10,525	439,840
Encore Capital Group, Inc.(b)(c)	732	58,509
Enova International, Inc.(b)	6,203	1,001,847
Enterprise Financial Services Corp.	3,838	232,621
Equity Bancshares, Inc., Class A	2,063	95,104
Esquire Financial Holdings, Inc.	2,331	256,154
Essent Group Ltd.	32,252	1,867,068
EVERTEC, Inc.	6,211	151,983
F&G Annuities & Life, Inc.(c)	714	19,792
Farmers & Merchants Bancorp, Inc.	981	27,399
Farmers National Banc Corp.	7,372	104,535
FB Bancorp, Inc.(b)(c)	1,992	27,768
FB Financial Corp.(c)	4,787	252,227
Federal Agricultural Mortgage Corp., Class C(c)	593	105,429
Fidelis Insurance Holdings Ltd. (United Kingdom)	6,400	138,112
Fidelity D&D Bancorp, Inc.	422	19,712
Financial Institutions, Inc.	2,081	75,395
Finward Bancorp	634	20,909
Finwise Bancorp(b)(c)	1,721	24,748
First Bancorp	21,929	525,857
First Bancorp, Inc. (The)	1,237	36,009
First Bancorp/Southern Pines NC(c)	5,466	321,565
First Bank	3,733	58,384
First Busey Corp.(c)	9,261	253,474
First Business Financial Services, Inc.	1,355	77,940
First Capital, Inc.	1,051	64,962
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
First Commonwealth Financial Corp.(c)	11,921	$225,784
First Community Bankshares, Inc.	1,522	65,613
First Community Corp.	1,384	41,603
First Financial Bancorp	8,853	272,318
First Financial Bankshares, Inc.	9,770	319,284
First Financial Corp.	2,432	168,246
First Interstate BancSystem, Inc., Class A(c)	7,933	282,415
First Merchants Corp.	5,861	236,198
First Mid Bancshares, Inc.	2,777	122,327
First National Corp.	1,051	29,213
First United Corp.	946	37,405
First Western Financial, Inc.(b)(c)	1,236	36,054
FirstCash Holdings, Inc.(c)	14,309	3,146,692
FirstSun Capital Bancorp(b)(c)	1,443	51,154
Five Star Bancorp(c)	2,808	118,582
Flagstar Bank N.A	21,844	307,127
Flushing Financial Corp.	3,938	62,890
Flywire Corp.(b)	4,045	64,882
Franklin BSP Realty Trust, Inc.	8,811	76,391
Franklin Financial Services Corp.	1,280	74,406
FS Bancorp, Inc.(c)	772	31,428
Fulton Financial Corp.	14,248	309,039
FVCBankcorp, Inc.	1,700	26,826
GBank Financial Holdings, Inc.(b)	1,308	38,965
GCM Grosvenor, Inc., Class A	9,357	99,465
Genworth Financial, Inc., Class A(b)(c)	41,346	353,922
German American Bancorp, Inc.(c)	4,633	202,555
Glacier Bancorp, Inc.(c)	6,190	294,334
Goosehead Insurance, Inc., Class A(b)(c)	3,629	124,801
Great Southern Bancorp, Inc.(c)	1,061	76,127
Green Dot Corp., Class A(b)	8,752	112,638
Greenlight Capital Re Ltd., Class A(b)	3,562	55,817
HA Sustainable Infrastructure Capital, Inc.(c)	33,461	1,371,901
Hamilton Insurance Group Ltd., Class B (Bermuda)	20,908	619,086
Hancock Whitney Corp.	8,448	575,478
Hanmi Financial Corp.	5,163	155,510
Hawthorn Bancshares, Inc.	904	33,168
HBT Financial, Inc.	2,009	57,518
HCI Group, Inc.(c)	5,479	844,150
Heritage Financial Corp.(c)	3,727	101,561
Heritage Insurance Holdings, Inc.(b)(c)	7,201	156,118
Hilltop Holdings, Inc.(c)	6,210	234,241
Hingham Institution for Savings (The)(c)	220	63,666
Hippo Holdings, Inc.(b)	646	16,712
Home Bancorp, Inc.	1,318	84,853
Home BancShares, Inc.	17,995	481,546
HomeTrust Bancshares, Inc.	3,205	148,936
Hope Bancorp, Inc.(c)	9,119	114,352
Horace Mann Educators Corp.	6,037	276,072
Horizon Bancorp, Inc.	5,907	109,575
Independent Bank Corp.(c)	5,632	445,379
Independent Bank Corp.(c)	2,151	73,822
International Bancshares Corp.(c)	7,570	546,251
International Money Express, Inc.(b)(c)	2,258	33,802
Invesco Mortgage Capital, Inc.(c)(e)	9,961	78,393
Investar Holding Corp.	1,325	37,444
Investors Title Co.	763	179,114
Jackson Financial, Inc., Class A	3,636	374,908
James River Group Holdings, Inc.	7,879	30,807
John Marshall Bancorp, Inc.	1,307	27,800
Kearny Financial Corp.	5,288	43,573
	Shares	Value
Financials-(continued)
Kingstone Cos., Inc.	1,181	$17,561
KKR Real Estate Finance Trust, Inc.(c)	4,188	27,934
Ladder Capital Corp.(c)	18,255	186,566
Lakeland Financial Corp.(c)	2,442	148,058
Landmark Bancorp, Inc.(c)	886	25,180
LCNB Corp.	1,742	29,684
LendingClub Corp.(b)	10,193	181,945
Live Oak Bancshares, Inc.	1,570	59,707
loanDepot, Inc.(b)(c)	6,747	8,906
MainStreet Bancshares, Inc.	648	14,833
Marex Group PLC (United Kingdom)(c)	5,958	315,417
Marqeta, Inc., Class A(b)(c)	58,994	239,516
Mechanics Bancorp(c)	2,594	38,184
Medallion Financial Corp.(c)	1,899	18,477
Mercantile Bank Corp.	2,197	116,419
Merchants Bancorp(c)	3,248	153,111
Mercury General Corp.	9,008	883,054
Meridian Corp.	1,259	22,637
MetroCity Bankshares, Inc.(c)	1,904	62,185
Metropolitan Bank Holding Corp.	1,350	120,852
MFA Financial, Inc.(c)	12,243	117,533
Miami International Holdings, Inc.(b)	5,020	237,195
Mid Penn Bancorp, Inc.(c)	2,466	80,515
Midland States Bancorp, Inc.	857	23,825
Moelis & Co., Class A	16,107	1,083,840
MVB Financial Corp.	2,097	56,095
National Bank Holdings Corp., Class A	3,305	138,248
National Bankshares, Inc.	768	27,026
Navient Corp.	4,016	34,377
NB Bancorp, Inc.(c)	5,515	110,465
NBT Bancorp, Inc.	3,951	182,694
NCR Atleos Corp.(b)	2,718	121,223
Nelnet, Inc., Class A	1,714	223,797
NerdWallet, Inc., Class A(b)(c)	11,153	95,916
NewtekOne, Inc.(c)	3,658	50,773
Nicolet Bankshares, Inc.	3,001	420,950
NMI Holdings, Inc., Class A(b)	27,117	973,500
Northeast Bank(c)	998	125,489
Northeast Community Bancorp, Inc.	1,416	34,324
Northfield Bancorp, Inc.	3,321	47,092
Northpointe Bancshares, Inc.(c)	2,347	40,087
Northrim BanCorp, Inc.	5,468	135,114
Northwest Bancshares, Inc.(c)	13,410	189,751
Norwood Financial Corp.	962	29,081
Oak Valley Bancorp	1,014	33,371
OceanFirst Financial Corp.(c)	7,008	131,680
Octave Specialty Group, Inc.(b)(c)	2,049	11,229
OFG Bancorp	5,284	240,739
Ohio Valley Banc Corp.	1,168	56,122
Old National Bancorp	20,228	485,674
Old Second Bancorp, Inc.	7,804	166,381
Onity Group, Inc.(b)(c)	1,344	46,422
OppFi, Inc.(b)(c)	3,416	29,002
Orange County Bancorp, Inc.(c)	1,321	45,073
Orchid Island Capital, Inc.	21,715	147,228
Origin Bancorp, Inc.	4,103	195,549
Orrstown Financial Services, Inc.(c)	2,082	77,305
Oscar Health, Inc., Class A(b)	4,678	103,992
Palomar Holdings, Inc.(b)(c)	8,272	885,435
Park National Corp.(c)	1,485	254,767
Parke Bancorp, Inc.	1,611	49,506
Pathward Financial, Inc.	2,944	242,115
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Financials-(continued)
Patria Investments Ltd., Class A (Cayman Islands)	39,841	$461,757
Payoneer Global, Inc.(b)	8,370	43,524
Paysign, Inc.(b)	14,179	103,081
PCB Bancorp	1,616	39,705
Peapack-Gladstone Financial Corp.(c)	934	40,395
PennyMac Financial Services, Inc.	6,389	535,845
PennyMac Mortgage Investment Trust(c)	20,629	215,779
Peoples Bancorp of North Carolina, Inc.	544	22,902
Peoples Bancorp, Inc.	3,980	138,424
Peoples Financial Services Corp.	897	53,291
Pioneer Bancorp, Inc.(b)(c)	2,191	32,712
Piper Sandler Cos.	20,148	1,579,805
PJT Partners, Inc., Class A	7,318	1,118,922
Plumas Bancorp	775	40,788
Ponce Financial Group, Inc.(b)(c)	3,558	67,175
PRA Group, Inc.(b)	2,314	35,312
Preferred Bank(c)	2,186	209,463
Primis Financial Corp.	1,632	23,550
Princeton Bancorp, Inc.	625	22,525
ProAssurance Corp.(b)(c)	13,081	313,813
PROG Holdings, Inc.	717	26,364
Provident Financial Services, Inc.	12,413	275,444
QCR Holdings, Inc.(c)	1,760	162,184
Radian Group, Inc.	46,745	1,596,342
RBB Bancorp	1,520	36,358
Red River Bancshares, Inc.(c)	1,042	94,739
Redwood Trust, Inc.(c)	12,246	66,373
Regional Management Corp.	1,613	59,294
Remitly Global, Inc.(b)(c)	12,314	246,526
Renasant Corp.(c)	9,308	379,022
Republic Bancorp, Inc., Class A	1,037	83,945
Ridgepost Capital, Inc., Class A	4,406	36,482
S&T Bancorp, Inc.(c)	5,159	232,619
Safety Insurance Group, Inc.	2,683	188,266
SB Financial Group, Inc.	755	16,308
Seacoast Banking Corp. of Florida(c)	11,030	334,319
Selective Insurance Group, Inc.	3,677	318,208
ServisFirst Bancshares, Inc.(c)	3,144	245,201
Seven Hills Realty Trust	2,033	17,341
Sezzle, Inc.(b)(c)	602	71,126
Shore Bancshares, Inc.	4,106	84,830
Sierra Bancorp(c)	1,734	65,857
Silvercrest Asset Management Group, Inc., Class A	882	9,993
Simmons First National Corp., Class A(c)	7,878	168,983
SiriusPoint Ltd.(b)	23,996	512,315
Skyward Specialty Insurance Group, Inc.(b)	5,423	239,263
Slide Insurance Holdings, Inc.(b)(c)	8,554	154,229
SmartFinancial, Inc.	2,326	96,994
South Plains Financial, Inc.(c)	2,003	81,302
Southern First Bancshares, Inc.(b)(c)	1,289	74,466
Southern Missouri Bancorp, Inc.	1,119	77,278
Southside Bancshares, Inc.	3,059	100,213
SR Bancorp, Inc.	1,488	27,960
Stellar Bancorp, Inc.	6,958	259,812
StepStone Group, Inc., Class A(c)	799	39,399
Stewart Information Services Corp.	5,165	335,622
Stock Yards Bancorp, Inc.(c)	2,509	179,996
StoneCo Ltd., Class A (Brazil)(c)	8,469	96,970
StoneX Group, Inc.(b)	9,050	1,025,817
Sunrise Realty Trust, Inc.	1,375	12,237
	Shares	Value
Financials-(continued)
Texas Capital Bancshares, Inc.	4,190	$416,863
Third Coast Bancshares, Inc.(b)(c)	1,859	71,125
Timberland Bancorp, Inc.	1,324	53,728
Tiptree, Inc.	1,757	32,048
Tompkins Financial Corp.(c)	1,631	140,511
Towne Bank(c)	7,486	255,048
TPG Mortgage Investment Trust, Inc.	4,685	36,168
TPG RE Finance Trust, Inc.	12,425	104,370
TriCo Bancshares	4,283	217,576
Triumph Financial, Inc.(b)(c)	604	43,035
Trupanion, Inc.(b)(c)	612	13,354
TrustCo Bank Corp.	3,860	199,987
Trustmark Corp.	7,710	340,474
Two Harbors Investment Corp.	13,736	169,365
UMB Financial Corp.	3,792	497,738
United Bankshares, Inc.	11,654	505,900
United Community Banks, Inc.(c)	10,192	335,826
United Fire Group, Inc.	4,785	212,119
Unity Bancorp, Inc.	1,371	76,584
Universal Insurance Holdings, Inc.	9,242	342,139
Univest Financial Corp.	4,043	159,456
USCB Financial Holdings, Inc., Class A	1,694	31,407
Valley National Bancorp	43,949	605,178
Velocity Financial, Inc.(b)	1,168	20,440
Victory Capital Holdings, Inc., Class A	12,548	1,060,933
Virginia National Bankshares Corp.	662	28,724
Virtus Investment Partners, Inc.	611	87,391
WaFd, Inc.	7,524	267,553
Walker & Dunlop, Inc.	1,792	89,940
Washington Trust Bancorp, Inc.(c)	1,423	46,347
Waterstone Financial, Inc.	2,750	50,902
WesBanco, Inc.	8,381	290,402
West Bancorporation, Inc.(c)	1,850	44,289
Westamerica Bancorporation	3,461	192,051
Western New England Bancorp, Inc.	3,788	50,267
Westwood Holdings Group, Inc.	1,236	20,345
WisdomTree, Inc.(c)	35,218	670,903
World Acceptance Corp.(b)(c)	1,408	232,447
WSFS Financial Corp.(c)	6,352	453,850
		72,056,224
Health Care-12.97%
10X Genomics, Inc., Class A(b)(c)	10,726	303,599
Aardvark Therapeutics, Inc.(b)	4,479	18,409
Acadia Pharmaceuticals, Inc.(b)(c)	12,154	263,256
AdaptHealth Corp.(b)	2,033	20,594
ADMA Biologics, Inc.(b)(c)	58,399	466,024
Agios Pharmaceuticals, Inc.(b)(c)	2,919	85,819
Alignment Healthcare, Inc.(b)(c)	96,877	1,484,156
Alkermes PLC(b)(c)	6,769	285,584
Alphatec Holdings, Inc.(b)(c)	3,735	28,946
Amneal Pharmaceuticals, Inc.(b)(c)	11,909	156,842
Amphastar Pharmaceuticals, Inc.(b)(c)	935	17,625
AnaptysBio, Inc.(b)	15,256	849,302
Ardelyx, Inc.(b)(c)	16,315	98,543
Arrowhead Pharmaceuticals, Inc.(b)(c)	51,200	3,988,992
ARS Pharmaceuticals, Inc.(b)(c)	3,471	31,482
Artivion, Inc.(b)(c)	2,233	49,550
Atea Pharmaceuticals, Inc.(b)(c)	9,805	45,789
AtriCure, Inc.(b)(c)	4,170	115,384
Aura Biosciences, Inc.(b)(c)	2,151	16,068
Aurinia Pharmaceuticals, Inc. (Canada)(b)	26,243	402,305
Avanos Medical, Inc.(b)	8,284	205,443
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Health Care-(continued)
Aveanna Healthcare Holdings, Inc.(b)(c)	1,823	$13,071
Axogen, Inc.(b)(c)	2,350	92,778
Azenta, Inc.(b)(c)	4,933	112,867
Beta Bionics, Inc.(b)	17,724	214,815
BioCryst Pharmaceuticals, Inc.(b)(c)	7,953	70,861
BioLife Solutions, Inc.(b)(c)	1,035	25,792
BridgeBio Pharma, Inc.(b)(c)	1,412	93,559
BrightSpring Health Services, Inc.(b)(c)	12,836	791,724
Brookdale Senior Living, Inc.(b)	4,356	56,062
Butterfly Network, Inc.(b)(c)	5,598	25,471
CapsoVision, Inc.(b)(c)	2,686	18,211
CareDx, Inc.(b)(c)	3,739	85,324
Castle Biosciences, Inc.(b)(c)	9,169	193,283
Catalyst Pharmaceuticals, Inc.(b)(c)	12,130	378,820
Cogent Biosciences, Inc.(b)(c)	1,060	37,058
Collegium Pharmaceutical, Inc.(b)(c)	272	9,142
Compass Therapeutics, Inc.(b)	27,658	65,826
Concentra Group Holdings Parent, Inc.(c)	23,473	583,773
CONMED Corp.(c)	303	10,817
CorVel Corp.(b)	1,669	103,061
CRISPR Therapeutics AG (Switzerland)(b)	798	44,832
Cytek Biosciences, Inc.(b)(c)	5,386	22,567
Design Therapeutics, Inc.(b)(c)	2,983	31,262
Electromed, Inc.(b)(c)	2,570	96,940
Embecta Corp.	1,185	4,005
Emergent BioSolutions, Inc.(b)(c)	1,225	11,172
Enovis Corp.(b)(c)	1,095	24,835
Ensign Group, Inc. (The)(c)	8,131	1,363,162
Esperion Therapeutics, Inc.(b)(c)	18,221	57,032
Fennec Pharmaceuticals, Inc. (Canada)(b)	18,228	181,004
First Tracks Biotherapeutics, Inc.(b)(c)	15,141	241,650
Fulcrum Therapeutics, Inc.(b)(c)	7,327	50,703
Fulgent Genetics, Inc.(b)(c)	5,242	95,090
Gossamer Bio., Inc.(b)(c)	57,126	13,190
GRAIL, Inc.(b)(c)	3,682	263,926
Haemonetics Corp.(b)	1,934	131,145
Harmony Biosciences Holdings, Inc.(b)	9,303	293,882
HealthEquity, Inc.(b)	1,917	168,677
HealthStream, Inc.	3,241	80,928
Hims & Hers Health, Inc.(b)(c)	37,247	974,009
ICU Medical, Inc.(b)(c)	547	74,058
Indivior Pharmaceuticals, Inc.(b)	142,500	5,132,850
Innovage Holding Corp.(b)(c)	4,639	35,210
Innoviva, Inc.(b)	8,915	190,959
Inogen, Inc.(b)	3,333	21,631
Integer Holdings Corp.(b)(c)	215	19,217
Intellia Therapeutics, Inc.(b)(c)	2,907	40,901
iRadimed Corp.(c)	6,053	548,765
IRhythm Holdings, Inc.(b)(c)	69	7,859
Jade Biosciences, Inc.(b)(c)	1,916	40,313
Keros Therapeutics, Inc.(b)	982	11,047
Krystal Biotech, Inc.(b)(c)	6,037	1,865,614
Kura Oncology, Inc.(b)(c)	24,734	252,287
Lantheus Holdings, Inc.(b)	2,590	257,187
LB Pharmaceuticals, Inc.(b)(c)	3,697	103,405
LENSAR, Inc.(b)(c)	5,544	32,155
LifeStance Health Group, Inc.(b)	6,079	46,869
Ligand Pharmaceuticals, Inc.(b)(c)	4,418	1,024,799
LivaNova PLC(b)(c)	3,021	222,950
Maze Therapeutics, Inc.(b)(c)	11,966	316,620
Merit Medical Systems, Inc.(b)	594	37,458
Metsera, Inc.(b)(c)(f)	483	0
	Shares	Value
Health Care-(continued)
MiMedx Group, Inc.(b)	3,999	$14,716
Mineralys Therapeutics, Inc.(b)(c)	3,405	107,257
Mirum Pharmaceuticals, Inc.(b)	2,591	262,986
Monte Rosa Therapeutics, Inc.(b)(c)	9,928	195,681
National HealthCare Corp.(c)	1,812	334,169
Novo Nordisk A/S (Denmark)(b)(f)	4,621	0
NRC Health(c)	1,854	36,209
Omnicell, Inc.(b)(c)	983	43,390
Oncology Institute, Inc. (The)(b)	10,614	49,780
OptimizeRx Corp.(b)(c)	2,057	10,676
Option Care Health, Inc.(b)(c)	24,665	514,759
Organogenesis Holdings, Inc.(b)(c)	23,993	61,662
Pacira BioSciences, Inc.(b)(c)	4,288	99,567
Pediatrix Medical Group, Inc.(b)(c)	14,554	313,493
Pennant Group, Inc. (The)(b)	1,795	61,479
Phibro Animal Health Corp., Class A	492	15,149
Phreesia, Inc.(b)	3,374	33,268
Precigen, Inc.(b)(c)	34,157	148,241
Prestige Consumer Healthcare, Inc.(b)	737	35,030
Prime Medicine, Inc.(b)(c)	8,299	29,461
Privia Health Group, Inc.(b)(c)	8,434	181,415
Progyny, Inc.(b)(c)	93,323	2,385,336
Protagonist Therapeutics, Inc.(b)(c)	24,660	2,455,150
Protara Therapeutics, Inc.(b)(c)	3,365	15,647
Prothena Corp. PLC (Ireland)(b)(c)	1,653	16,828
PTC Therapeutics, Inc.(b)	1,292	95,414
Puma Biotechnology, Inc.(b)(c)	4,661	33,419
QuidelOrtho Corp.(b)(c)	512	6,666
RadNet, Inc.(b)(c)	1,050	58,306
REGENXBIO, Inc.(b)(c)	8,417	59,003
Relay Therapeutics, Inc.(b)(c)	2,630	36,951
Rigel Pharmaceuticals, Inc.(b)(c)	3,561	108,575
Schrodinger, Inc.(b)(c)	2,299	34,945
Select Medical Holdings Corp.	1,832	30,228
SIGA Technologies, Inc.(c)	11,514	53,886
STAAR Surgical Co., (Acquired 06/27/2025 - 05/26/2026; Cost $65,672)(b)(c)(g)	2,778	83,034
Strata Critical Medical, Inc.(b)(c)	17,826	112,482
Supernus Pharmaceuticals, Inc.(b)	11,921	550,512
Tactile Systems Technology, Inc.(b)(c)	9,290	228,627
Talkspace, Inc.(b)(c)	29,551	153,665
Tandem Diabetes Care, Inc.(b)(c)	1,058	18,198
Tango Therapeutics, Inc.(b)(c)	5,036	110,691
Teladoc Health, Inc.(b)(c)	5,391	41,026
TransMedics Group, Inc.(b)(c)	1,902	127,814
TruBridge, Inc.(b)	852	22,118
Twist Bioscience Corp.(b)(c)	1,138	76,098
Utah Medical Products, Inc.	581	38,607
Veracyte, Inc.(b)(c)	7,284	337,541
Vericel Corp.(b)(c)	1,372	45,729
Viemed Healthcare, Inc.(b)	3,094	30,445
Vir Biotechnology, Inc.(b)(c)	16,897	161,197
Xenon Pharmaceuticals, Inc. (Canada)(b)	5,504	301,234
Xeris Biopharma Holdings, Inc.(b)	4,111	25,324
		36,751,276
Industrials-18.97%
AAR Corp.(b)(c)	3,184	358,582
ABM Industries, Inc.	819	31,990
ACV Auctions, Inc., Class A(b)(c)	1,706	11,208
Aebi Schmidt Holding AG (Switzerland)	2,453	30,613
AeroVironment, Inc.(b)(c)	336	69,633
Alamo Group, Inc.(c)	1,042	157,040
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Albany International Corp., Class A	1,573	$101,757
Allegiant Travel Co.(b)(c)	410	37,560
Alliance Laundry Holdings, Inc.(b)(c)	824	20,806
Allient, Inc.(c)	666	52,721
Ameresco, Inc., Class A(b)(c)	637	22,919
American Superconductor Corp.(b)(c)	2,527	128,725
Amprius Technologies, Inc.(b)(c)	2,552	51,755
ArcBest Corp.(c)	691	94,453
Arcosa, Inc.(c)	330	41,828
Argan, Inc.	6,663	4,444,354
Astec Industries, Inc.(c)	1,189	59,878
Astronics Corp.(b)(c)	6,285	546,795
Atkore, Inc.	845	69,974
Atmus Filtration Technologies, Inc.	1,450	67,831
AZZ, Inc.(c)	390	52,849
Barrett Business Services, Inc.	3,700	120,398
Bloom Energy Corp., Class A(b)	1,093	311,505
Blue Bird Corp.(b)(c)	5,355	362,908
Boise Cascade Co.	1,523	106,184
Brink’s Co. (The)(c)	1,827	190,045
Brookfield Business Corp. (Canada)	594	19,501
Byrna Technologies, Inc.(b)(c)	1,653	10,315
Casella Waste Systems, Inc., Class A(b)(c)	442	36,319
Chart Industries, Inc.(b)	1,155	240,032
Cimpress PLC (Ireland)(b)(c)	711	70,076
CoreCivic, Inc.(b)	2,870	60,500
Costamare Bulkers Holdings Ltd. (Monaco)(b)	1,736	28,019
Costamare, Inc. (Monaco)(c)	6,858	105,476
CRA International, Inc.	1,715	237,956
CSW Industrials, Inc.(c)	237	65,642
Deluxe Corp.	972	23,610
DNOW, Inc.(b)(c)	7,303	93,405
Douglas Dynamics, Inc.(c)	1,608	71,636
Ducommun, Inc.(b)(c)	684	104,118
Dycom Industries, Inc.(b)	895	456,450
Energy Recovery, Inc.(b)(c)	9,917	81,022
Enerpac Tool Group Corp.	2,973	99,566
EnerSys	672	153,196
Ennis, Inc.(c)	7,145	146,187
Enpro, Inc.	601	184,501
Enviri Corp.(b)(c)	17,294	358,851
ESCO Technologies, Inc.(c)	2,604	760,108
Exponent, Inc.	4,241	247,335
Federal Signal Corp.(c)	9,554	1,019,412
Forward Air Corp.(b)(c)	1,403	14,844
Franklin Electric Co., Inc.	4,767	468,977
GATX Corp.(c)	442	74,733
Genco Shipping & Trading Ltd.	14,808	356,280
Gencor Industries, Inc.(b)	1,005	14,181
Gibraltar Industries, Inc.(b)(c)	1,409	54,458
Global Industrial Co.	4,865	147,896
Gorman-Rupp Co. (The)(c)	1,099	82,370
Graham Corp.(b)(c)	3,047	305,127
Granite Construction, Inc.(c)	6,935	948,985
Griffon Corp.	3,132	275,553
Healthcare Services Group, Inc.(b)(c)	15,584	321,030
Helios Technologies, Inc.	1,640	136,268
Herc Holdings, Inc.	242	32,186
Hertz Global Holdings, Inc.(b)(c)	3,141	16,961
Hillman Solutions Corp.(b)	3,398	25,349
Himalaya Shipping Ltd. (Bermuda)(b)(c)	3,036	44,781
HNI Corp.	5,277	164,590
	Shares	Value
Industrials-(continued)
Hub Group, Inc., Class A	2,176	$90,391
Hudson Technologies, Inc.(b)	6,036	32,112
Huron Consulting Group, Inc.(b)	3,380	362,978
Hyster-Yale, Inc.	408	14,819
IBEX Holdings Ltd.(b)	12,938	409,358
ICF International, Inc.	349	24,025
IES Holdings, Inc.(b)(c)	555	376,484
Innodata, Inc.(b)(c)	4,374	459,183
Insteel Industries, Inc.(c)	4,820	132,502
Interface, Inc.	7,649	226,410
JBT Marel Corp.	1,744	234,376
Kadant, Inc.(c)	191	60,963
Karat Packaging, Inc.(c)	943	25,574
Kennametal, Inc.(c)	2,680	87,904
Korn Ferry(c)	5,112	357,738
Kratos Defense & Security Solutions, Inc.(b)	1,843	118,192
LB Foster Co., Class A(b)(c)	625	25,713
Legalzoom.com, Inc.(b)(c)	75,231	473,203
Legence Corp., Class A(b)(c)	2,344	196,287
Lindsay Corp.(c)	2,211	241,640
Liquidity Services, Inc.(b)	6,566	237,755
LSI Industries, Inc.(c)	5,252	127,256
Luxfer Holdings PLC (United Kingdom)	2,972	50,613
Matson, Inc.(c)	2,787	505,283
Maximus, Inc.(c)	5,975	370,032
Mayville Engineering Co., Inc.(b)(c)	2,888	77,543
McGrath RentCorp	3,479	379,176
Mercury Systems, Inc.(b)(c)	4,459	498,070
MillerKnoll, Inc.	825	13,349
Mistras Group, Inc.(b)(c)	1,465	25,755
Modine Manufacturing Co.(b)(c)	3,520	981,763
Moog, Inc., Class A(c)	709	255,219
Mueller Water Products, Inc., Class A	10,079	254,092
MYR Group, Inc.(b)(c)	1,303	605,973
National Presto Industries, Inc.(c)	1,260	159,478
Nextpower, Inc., Class A(b)(c)	35,578	5,564,399
NWPX Infrastructure, Inc.(b)(c)	3,276	386,437
OPENLANE, Inc.(b)(c)	28,179	1,073,620
Orion Group Holdings, Inc.(b)(c)	3,771	51,889
Park Aerospace Corp.(c)	18,169	579,046
Planet Labs PBC(b)(c)	86,625	4,430,003
Powell Industries, Inc.(c)	3,632	1,033,013
Preformed Line Products Co.(c)	787	291,048
Primoris Services Corp.(c)	8,638	1,086,488
Proto Labs, Inc.(b)(c)	6,598	499,864
Resideo Technologies, Inc.(b)(c)	883	27,611
Resolute Holdings Management, Inc.(b)(c)	1,502	178,708
Resources Connection, Inc.(c)	6,395	28,905
Rush Enterprises, Inc., Class A(c)	500	34,665
Safe Bulkers, Inc. (Monaco)	3,147	19,669
Shoals Technologies Group, Inc., Class A(b)(c)	2,971	36,989
SkyWest, Inc.(b)	1,414	121,109
SPX Technologies, Inc.(b)(c)	3,295	713,895
Sterling Infrastructure, Inc.(b)(c)	6,115	5,264,037
Sunrun, Inc.(b)(c)	8,115	135,683
Tecnoglass, Inc.(c)	1,338	57,654
Tennant Co.	609	52,441
Titan Machinery, Inc.(b)(c)	1,153	25,158
Trinity Industries, Inc.(c)	850	27,574
Tutor Perini Corp.	27,115	1,938,451
UFP Industries, Inc.	1,310	106,110
UniFirst Corp.	1,738	461,300
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Industrials-(continued)
Upwork, Inc.(b)(c)	17,799	$156,987
V2X, Inc.(b)(c)	1,411	117,296
Verra Mobility Corp., Class A(b)	9,264	41,781
Vicor Corp.(b)(c)	3,080	1,031,307
Watts Water Technologies, Inc., Class A	7,814	2,414,370
Werner Enterprises, Inc.(c)	1,051	43,627
Willdan Group, Inc.(b)(c)	5,583	507,160
Worthington Enterprises, Inc.	2,937	166,733
Xometry, Inc., Class A(b)(c)	372	35,448
Zurn Elkay Water Solutions Corp.	17,180	807,460
		53,741,257
Information Technology-12.17%
A10 Networks, Inc.(c)	6,453	194,493
ACI Worldwide, Inc.(b)(c)	6,733	294,030
ACM Research, Inc., Class A(b)	11,111	961,768
Adeia, Inc.(c)	2,653	70,888
ADTRAN Holdings, Inc.(b)(c)	9,406	155,669
Advanced Energy Industries, Inc.	268	80,984
Aeva Technologies, Inc.(b)(c)	6,103	171,983
Agilysys, Inc.(b)(c)	149	12,897
Alarm.com Holdings, Inc.(b)(c)	936	42,223
Alkami Technology, Inc.(b)(c)	2,381	43,263
Alpha & Omega Semiconductor Ltd.(b)	595	26,983
Ambarella, Inc.(b)(c)	2,865	206,796
Appian Corp., Class A(b)(c)	694	16,240
Arlo Technologies, Inc.(b)(c)	15,331	204,516
AvePoint, Inc.(b)	6,153	67,129
Axcelis Technologies, Inc.(b)(c)	1,291	194,179
Badger Meter, Inc.(c)	4,497	557,178
Belden, Inc.(c)	429	45,079
Benchmark Electronics, Inc.	2,097	177,113
BK Technologies Corp.(b)(c)	1,500	123,825
Blackbaud, Inc.(b)(c)	1,641	50,362
BlackLine, Inc.(b)(c)	4,741	139,385
Blend Labs, Inc., Class A(b)(c)	5,689	10,183
Box, Inc., Class A(b)(c)	4,907	132,293
Braze, Inc., Class A(b)(c)	1,925	49,338
Calix, Inc.(b)(c)	846	33,628
CEVA, Inc.(b)(c)	764	30,545
Clear Secure, Inc., Class A	53,467	2,964,745
Clearfield, Inc.(b)(c)	1,958	92,457
Clearwater Analytics Holdings, Inc., Class A(b)(c)	37,834	920,880
Climb Global Solutions, Inc.(c)	691	14,960
Commvault Systems, Inc.(b)(c)	1,906	226,337
Credo Technology Group Holding Ltd.(b)	13,940	3,290,258
Crexendo, Inc.(b)	4,338	42,859
CTS Corp.	1,032	66,265
Daktronics, Inc.(b)(c)	3,457	71,491
Diebold Nixdorf, Inc.(b)(c)	1,671	135,585
Digi International, Inc.(b)(c)	3,613	241,348
DigitalOcean Holdings, Inc.(b)(c)	979	152,675
Diodes, Inc.(b)(c)	526	55,398
Eastman Kodak Co.(b)(c)	1,987	19,711
eGain Corp.(b)(c)	6,255	46,475
ePlus, Inc.(c)	814	66,821
Everforth, Inc.(b)	348	7,893
Evolv Technologies Holdings, Inc.(b)	24,270	156,541
Extreme Networks, Inc.(b)	9,349	247,842
Fabrinet (Thailand)(b)	2,561	1,675,304
Fastly, Inc., Class A(b)(c)	1,807	32,101
FormFactor, Inc.(b)(c)	14,708	1,832,470
	Shares	Value
Information Technology-(continued)
Frequency Electronics, Inc.(b)(c)	4,506	$341,915
Freshworks, Inc., Class A(b)(c)	9,839	95,537
Hackett Group, Inc. (The)	915	10,550
Harmonic, Inc.(b)(c)	6,180	93,380
i3 Verticals, Inc., Class A(b)(c)	4,667	95,020
Information Services Group, Inc.	6,556	29,568
Intapp, Inc.(b)	1,060	24,475
InterDigital, Inc.	11,524	2,905,085
Itron, Inc.(b)(c)	1,396	115,142
Kimball Electronics, Inc.(b)(c)	3,966	102,838
Knowles Corp.(b)(c)	13,397	501,182
Kulicke & Soffa Industries, Inc. (Singapore)	6,547	667,074
Life360, Inc.(b)(c)	272	11,557
LiveRamp Holdings, Inc.(b)(c)	9,641	362,116
MARA Holdings, Inc.(b)(c)	2,805	40,336
Mirion Technologies, Inc.(b)(c)	7,298	133,407
Napco Security Technologies, Inc.	16,903	634,370
NETGEAR, Inc.(b)(c)	3,643	94,682
NetScout Systems, Inc.(b)(c)	19,032	792,112
nLight, Inc.(b)(c)	14,034	1,040,200
NVE Corp.	813	79,625
OneSpan, Inc.(c)	2,059	29,732
Ooma, Inc.(b)	4,804	84,791
OSI Systems, Inc.(b)(c)	530	114,877
Ouster, Inc.(b)(c)	2,065	95,093
PDF Solutions, Inc.(b)(c)	1,825	89,115
Penguin Solutions, Inc.(b)(c)	1,368	76,375
Photronics, Inc.(b)(c)	2,262	73,176
Plexus Corp.(b)(c)	2,017	541,282
Power Integrations, Inc.	1,334	112,056
Q2 Holdings, Inc.(b)	374	17,709
Qualys, Inc.(b)	3,406	372,242
Rambus, Inc.(b)(c)	26,078	3,793,306
Red Violet, Inc.(b)(c)	7,434	422,549
Riot Platforms, Inc.(b)(c)	7,811	211,756
Rogers Corp.(b)	1,033	146,190
Sanmina Corp.(b)(c)	2,631	683,350
ScanSource, Inc.(b)(c)	326	15,084
Silicon Laboratories, Inc.(b)(c)	1,406	305,946
SiTime Corp.(b)	1,308	928,942
Sprinklr, Inc., Class A(b)	15,329	85,536
SPS Commerce, Inc.(b)	262	14,868
Tenable Holdings, Inc.(b)	1,652	46,636
Terawulf, Inc.(b)(c)	921	23,541
TTM Technologies, Inc.(b)	4,519	785,041
Ultra Clean Holdings, Inc.(b)	626	53,567
Veeco Instruments, Inc.(b)(c)	920	53,029
Viasat, Inc.(b)(c)	3,922	316,192
Viavi Solutions, Inc.(b)(c)	4,530	219,977
Vishay Precision Group, Inc.(b)(c)	1,206	151,124
Workiva, Inc.(b)	155	7,716
Yext, Inc.(b)(c)	1,719	7,185
		34,501,540
Materials-2.53%
Alpha Metallurgical Resources, Inc.(b)	144	28,652
Ardagh Metal Packaging S.A.	10,786	43,468
Ascent Industries Co.(b)(c)	2,812	38,103
Avient Corp.(c)	1,273	45,090
Balchem Corp.	3,973	622,688
Cabot Corp.	699	61,170
Caledonia Mining Corp. PLC (South Africa)	14,421	342,643
Coeur Mining, Inc.	35,433	684,566
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Materials-(continued)
Commercial Metals Co.(c)	3,933	$299,105
Compass Minerals International, Inc.(b)	1,395	44,528
Constellium SE(b)	3,896	133,477
Dakota Gold Corp.(b)(c)	4,118	23,720
Ecovyst, Inc.(b)	4,783	63,088
Ferroglobe PLC	27,610	119,551
Greif, Inc., Class A(c)	291	18,429
H.B. Fuller Co.(c)	541	34,667
Hawkins, Inc.	903	139,757
Hecla Mining Co.(c)	48,121	855,110
Idaho Strategic Resources, Inc.(b)(c)	1,171	45,798
Ingevity Corp.(b)(c)	2,209	149,814
Innospec, Inc.	1,079	89,492
Intrepid Potash, Inc.(b)	1,681	65,677
Kaiser Aluminum Corp.	286	52,063
Knife River Corp.(b)(c)	447	35,094
Materion Corp.	1,155	254,146
Mativ Holdings, Inc., Class A	1,314	11,668
Metallus, Inc.(b)(c)	1,671	32,835
Minerals Technologies, Inc.	454	34,967
Novagold Resources, Inc. (Canada)(b)	2,659	22,788
O-I Glass, Inc.(b)(c)	5,393	47,189
Perimeter Solutions, Inc.(b)	26,909	868,623
Perpetua Resources Corp.(b)	10,375	280,851
Quaker Chemical Corp.	455	65,306
Ramaco Resources, Inc., Class A(b)(c)	4,025	62,830
Sensient Technologies Corp.	4,305	490,124
Smith-Midland Corp.(b)	392	12,564
SSR Mining, Inc. (Canada)(b)	1,765	55,103
Sylvamo Corp.(c)	2,070	81,289
Titan America S.A. (Belgium)(b)	1,416	23,038
TriMas Corp.(c)	2,101	85,994
U.S. Gold Corp.(b)(c)	839	13,541
United States Antimony Corp.(b)(c)	23,804	213,760
United States Lime & Minerals, Inc.	1,726	196,747
Vox Royalty Corp. (Canada)(c)	20,137	117,600
Warrior Met Coal, Inc.(c)	1,541	145,686
Worthington Steel, Inc.	669	28,225
		7,180,624
Real Estate-10.90%
Acadia Realty Trust(c)	12,617	277,826
Alexander’s, Inc.(c)	796	195,904
Alpine Income Property Trust, Inc.	2,434	46,903
American Assets Trust, Inc.	5,509	128,360
American Healthcare REIT, Inc.(c)	24,905	1,217,605
Apple Hospitality REIT, Inc.	35,321	518,866
Armada Hoffler Properties, Inc.(c)	5,429	36,972
Broadstone Net Lease, Inc.(c)	64,392	1,302,650
CareTrust REIT, Inc.(c)	84,059	3,431,288
CBL & Associates Properties, Inc.	5,680	273,151
Centerspace	2,072	139,819
Chatham Lodging Trust	3,244	35,197
Chiron Real Estate, Inc.(c)	1,419	51,141
Community Healthcare Trust, Inc.	2,538	43,704
COPT Defense Properties(c)	25,568	819,710
CTO Realty Growth, Inc.	3,757	77,206
Curbline Properties Corp.(c)	17,384	506,396
Cushman & Wakefield Ltd.(b)(c)	43,232	537,806
DiamondRock Hospitality Co.	34,135	375,144
Douglas Emmett, Inc.(c)	7,471	86,962
Easterly Government Properties, Inc.(c)	4,155	99,637
Empire State Realty Trust, Inc., Class A(c)	8,434	48,327
	Shares	Value
Real Estate-(continued)
Essential Properties Realty Trust, Inc.	41,151	$1,258,398
Farmland Partners, Inc.(c)	12,837	131,836
Forestar Group, Inc.(b)(c)	6,243	171,495
Four Corners Property Trust, Inc.(c)	25,822	642,968
FRP Holdings, Inc.(b)(c)	1,186	27,408
Getty Realty Corp.(c)	15,973	519,602
Gladstone Commercial Corp.(c)	5,201	65,585
Gladstone Land Corp.(c)	5,167	48,983
Global Net Lease, Inc.(c)	21,548	201,905
Independence Realty Trust, Inc.	20,102	326,255
Industrial Logistics Properties Trust	9,905	88,848
Innovative Industrial Properties, Inc.(c)	5,062	293,545
InvenTrust Properties Corp.(c)	1,937	64,173
JBG SMITH Properties(c)	4,624	67,834
Kennedy-Wilson Holdings, Inc.	14,909	164,148
Kite Realty Group Trust(c)	17,297	474,284
LTC Properties, Inc.(c)	20,295	759,236
LXP Industrial Trust(c)	13,507	697,501
Macerich Co. (The)(c)	5,307	119,514
Marcus & Millichap, Inc.(c)	1,089	30,753
Modiv Industrial, Inc.	1,518	27,567
National Health Investors, Inc.(c)	21,305	1,561,443
NETSTREIT Corp.(c)	17,955	363,768
Newmark Group, Inc., Class A	35,058	489,760
NexPoint Residential Trust, Inc.(c)	1,654	48,065
One Liberty Properties, Inc.(c)	3,631	85,510
Outfront Media, Inc.	61,032	1,967,672
Pebblebrook Hotel Trust(c)	7,700	117,425
Phillips Edison & Co., Inc.	15,140	607,871
Piedmont Realty Trust, Inc., Class A(b)(c)	7,023	58,361
Postal Realty Trust, Inc., Class A	7,261	167,293
RLJ Lodging Trust(c)	12,779	124,340
RMR Group, Inc. (The), Class A(c)	2,464	49,157
Ryman Hospitality Properties, Inc.(c)	11,372	1,309,258
Sabra Health Care REIT, Inc.	57,316	1,140,015
Safehold, Inc.	4,545	68,039
Saul Centers, Inc.	2,042	70,776
Sila Realty Trust, Inc.(c)	13,028	393,967
SITE Centers Corp.	17,132	86,517
SL Green Realty Corp.(c)	3,037	137,880
SmartStop Self Storage REIT, Inc.	3,467	108,344
St. Joe Co. (The)	19,229	1,223,541
Stratus Properties, Inc.(b)	1,022	29,224
Strawberry Fields REIT, Inc.	1,399	18,355
Summit Hotel Properties, Inc.	10,384	59,916
Sunstone Hotel Investors, Inc.(c)	17,134	185,390
Tanger, Inc.(c)	26,549	957,622
Tejon Ranch Co.(b)(c)	3,990	77,127
Terreno Realty Corp.(c)	24,600	1,615,974
Transcontinental Realty Investors, Inc.(b)(c)	886	34,341
UMH Properties, Inc.(c)	10,764	161,675
Universal Health Realty Income Trust(c)	5,366	222,421
Urban Edge Properties	20,740	465,406
Whitestone REIT	12,511	238,710
Xenia Hotels & Resorts, Inc.	11,501	199,772
		30,877,347
Utilities-1.18%
American States Water Co.	883	68,229
Avista Corp.	3,929	162,936
Black Hills Corp.(c)	1,839	133,916
Brookfield Infrastructure Corp. (Canada)(c)	7,515	312,098
California Water Service Group(c)	2,601	117,305
See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
	Shares	Value
Utilities-(continued)
Chesapeake Utilities Corp.	1,057	$130,349
Consolidated Water Co. Ltd.(c)	2,453	74,032
Genie Energy Ltd., Class B	2,290	31,785
H2O America(c)	744	43,026
Hallador Energy Co.(b)(c)	3,081	59,340
Hawaiian Electric Industries, Inc.(b)(c)	24,671	328,124
MGE Energy, Inc.	1,230	92,865
Middlesex Water Co.(c)	733	38,505
New Jersey Resources Corp.(c)	3,165	174,866
Northwest Natural Holding Co.	1,339	64,928
NorthWestern Energy Group, Inc.(c)	2,868	202,510
ONE Gas, Inc.(c)	951	73,931
Ormat Technologies, Inc.(c)	2,858	392,203
Otter Tail Corp.(c)	1,619	140,303
Portland General Electric Co.	3,468	173,816
Pure Cycle Corp.(b)	2,655	27,479
Southwest Gas Holdings, Inc.	1,963	169,230
Spire, Inc.	1,707	140,418
TXNM Energy, Inc.	2,545	150,689
Unitil Corp.	328	16,410
York Water Co. (The)(c)	557	16,654
		3,335,947
Total Common Stocks & Other Equity Interests (Cost $238,383,877)		283,070,150
	Shares	Value
Money Market Funds-0.06%
Invesco Government & Agency Portfolio, Institutional Class, 3.53%(e)(h) (Cost $165,073)	165,073	$165,073
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.96% (Cost $238,548,950)		283,235,223
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-33.13%
Invesco Private Government Fund, 3.58%(e)(h)(i)	26,083,702	26,083,702
Invesco Private Prime Fund, 3.75%(e)(h)(i)	67,766,146	67,779,699
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $93,862,045)		93,863,401
TOTAL INVESTMENTS IN SECURITIES-133.09% (Cost $332,410,995)		377,098,624
OTHER ASSETS LESS LIABILITIES-(33.09)%		(93,749,507)
NET ASSETS-100.00%		$283,349,117

Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2026.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2026.

	Value August 31, 2025	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2026	Dividend Income
Invesco Mortgage Capital, Inc.	$45,559	$137,680	$(108,704)	$1,562	$2,296	$78,393	$20,071
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	111,299	8,054,577	(8,000,803)	-	-	165,073	5,900
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	16,927,485	74,232,520	(65,076,303)	-	-	26,083,702	638,614 *
Invesco Private Prime Fund	43,996,033	150,105,733	(126,316,205)	(2,080)	(3,782)	67,779,699	1,725,818 *
Total	$61,080,376	$232,530,510	$(199,502,015)	$(518)	$(1,486)	$94,106,867	$2,390,403

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco Russell 2000® Dynamic Multifactor ETF (OMFS)—(continued)
May 31, 2026
(Unaudited)
(f)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(g)	Restricted security. The value of this security at May 31, 2026 represented less than 1% of the Fund’s Net Assets.
(h)	The rate shown is the 7-day SEC standardized yield as of May 31, 2026.
(i)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2026
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Capital Management LLC’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2026. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco International Developed Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$38,581,186	$967,705,421	$-	$1,006,286,607
Money Market Funds	208,348	44,110,986	-	44,319,334
Total Investments	$38,789,534	$1,011,816,407	$-	$1,050,605,941
Invesco Russell 1000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$4,739,468,087	$-	$0	$4,739,468,087
Money Market Funds	193,287	88,646,086	-	88,839,373
Total Investments	$4,739,661,374	$88,646,086	$0	$4,828,307,460
Invesco Russell 2000® Dynamic Multifactor ETF
Investments in Securities
Common Stocks & Other Equity Interests	$283,070,150	$-	$0	$283,070,150
Money Market Funds	165,073	93,863,401	-	94,028,474
Total Investments	$283,235,223	$93,863,401	$0	$377,098,624